JOHN HANCOCK TRUST
601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust (“JHT”) is an open-end management investment company, commonly known as a mutual fund. Shares of JHT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. JHT provides a range of investment objectives through 122 separate investment portfolios or funds (each a “fund,” collectively the “funds”). The following funds are described in this Prospectus:

500 INDEX TRUST B
ACTIVE BOND TRUST
BLUE CHIP GROWTH TRUST
CAPITAL APPRECIATION TRUST
EQUITY-INCOME TRUST
FINANCIAL SERVICES TRUST
GLOBAL BOND TRUST
HEALTH SCIENCES TRUST
HIGH YIELD TRUST
INTERNATIONAL EQUITY INDEX TRUST B
LIFESTYLE BALANCED TRUST
MID CAP INDEX TRUST
MID CAP STOCK TRUST
MID VALUE TRUST
MONEY MARKET TRUST B
OPTIMIZED ALL CAP TRUST
OVERSEAS EQUITY TRUST
REAL ESTATE SECURITIES TRUST
SHORT-TERM BOND TRUST
SMALL CAP GROWTH TRUST
SMALL CAP INDEX TRUST
SMALL CAP VALUE TRUST
TOTAL BOND MARKET TRUST B
TOTAL RETURN TRUST
TOTAL STOCK MARKET INDEX TRUST
U.S. GOVERNMENT SECURITIES TRUST

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHT, the adviser or any subadvisers to JHT or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHT in any state where such offer or sale would be prohibited.

Prospectus dated May 1, 2009

JOHN HANCOCK TRUST

FUND DESCRIPTIONS:
INVESTMENT OBJECTIVES AND STRATEGIES, RISKS AND PERFORMANCE

The investment objectives, principal investment strategies and principal risks of the funds are set forth in the fund descriptions below, together with performance information for each fund.

1.	Investment Management

John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHT and the funds. The Adviser administers the business and affairs of JHT and retains and compensates the investment subadvisers which manage the assets of the funds. The subadvisers formulate a continuous investment program for the funds, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

2.	Investment Objectives and Strategies

Each fund has a stated investment objective, which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the fund). There can be no assurance that a fund will achieve its investment objective. The differences in objectives and policies among the funds can be expected to affect the return of each fund and the degree of market and financial risk to which each fund is subject. See “Additional Information About the Funds’ Principal Risks and Investment Policies.”

Temporary Defensive Investing.  Except as otherwise stated below in the description of a particular fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each fund may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) securities of other investment companies that are money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions.  Except as otherwise stated below in the description of a particular fund, each fund is authorized to use all of the various investment strategies referred to under “Risks of Investing in Certain Types of Securities — Hedging, derivatives and other strategic transactions risk.” More complete descriptions of options, futures, currency and other derivative transactions that certain funds may engage in are set forth in the Statement of Additional Information (the “SAI”).

More complete descriptions of the money market instruments and certain other instruments in which certain funds may invest are set forth in the SAI. A more complete description of the debt security ratings used by JHT assigned by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”) is included in Appendix A of the SAI.

3.	Principal Risks of Investing

Certain risks of investing in each fund are set forth in the fund’s description. If these risks materialize, an investor could lose money in a fund. The following risks as well as the definition of a non-diversified fund and the risks associated with such a fund, are more fully described below under “Additional Information About the Funds’ Principal Risks and Investment Policies.”

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds (“ETFs”) risk
•	Fund of funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Index management risk
•	Industry and sector investing risk
•	Initial public offerings (“IPOs”) risk
•	Investment company securities risk
•	Issuer risk
•	Liquidity risk
•	Loan participations risk
•	Medium and smaller company risk
•	Mortgage-backed and asset-backed securities risk
•	Non-diversified fund risk
•	Real estate securities risk
•	Short sales risk

Recent instability in the financial markets has led the United States Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the funds themselves are regulated. Such legislation or regulation could limit or preclude a fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the funds’ portfolio holdings. Furthermore, volatile financial markets can expose the funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the funds.

An investment in any of the funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4.	Past Performance

Each fund’s description contains a bar chart and a performance table, which provide some indication of the risks of investing in the fund. If a fund has less than one complete calendar year of performance, performance information is not provided for the fund.

Bar Chart.  The bar chart shows changes in the performance of or Series II shares of each fund from year to year over a ten-year period, if available. The performance of NAV shares of each fund would be higher since NAV shares do not have Rule 12b-1 fees. Funds with less than ten years of performance history show performance from the inception date of the fund.

Performance Table.  The table compares each fund’s one, five and ten year average annual returns as of December 31, 2008 for each class of shares to those of a broad-based securities market index.

Performance information in the bar chart and the performance table reflects all fees charged to each fund, such as advisory fees and all fund expenses. None of the funds charges a sales load or a surrender fee. The performance information does not reflect the fees and expenses, including any sales loads or surrender charges, of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

5.	Portfolio Managers

See “Subadvisory Arrangements and Management Biographies” for information relating to the funds’ portfolio managers.

6.	Fees and Expenses

Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and certain voting rights with respect to matters affecting only one or more classes as described under “Multiple Classes of Shares.” The table below describes the fees and expenses for each class of shares of each fund offered through this Prospectus. The fees and expenses do not reflect the fees and expenses of any variable insurance contract that may use JHT as its underlying investment medium and would be higher if they did. Such fees and expenses are listed in the Prospectus for the variable insurance contract. None of the funds charges a sales load or surrender fee although these fees may be imposed by the variable insurance contract.

FUND ANNUAL EXPENSES

Unless otherwise noted in the footnotes to the Expense Table, expense information for all funds except the New Funds (those with less than six months of operations as of December 31, 2008) is based on expenses incurred during the fiscal year ended December 31, 2008 expressed as a percentage of fund average net assets during the period. For New Funds, expense information is based on estimated amounts for the current fiscal year. Each fund’s annual operating expenses will likely vary throughout the year and from year to year. A fund’s expenses for the current fiscal year may be higher than the expenses in the table below if the fund’s assets have decreased significantly from 2008 average net assets because certain fund expenses do not decrease as asset levels decrease and advisory fee rate breakpoints may not be achieved as asset levels decrease.

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement [2]	Expenses
500 Index B3

Series NAV	0.47%	0.00%	0.03%	0.00%	0.50%	-0.25%	0.25%

Active Bond[4]

Series NAV	0.60%	0.00%	0.04%	0.00%	0.64%	0.00%	0.64%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement [2]	Expenses
Blue Chip Growth[4,5]

Series NAV	0.81%	0.00%	0.04%	0.00%	0.85%	0.00%	0.85%

Capital Appreciation[4]

Series NAV	0.72%	0.00%	0.04%	0.00%	0.76%	0.00%	0.76%

Equity-Income[4,5]

Series NAV	0.81%	0.00%	0.05%	0.00%	0.86%	0.00%	0.86%

Financial Services[4]

Series NAV	0.82%	0.00%	0.08%	0.00%	0.90%	0.00%	0.90%

Global Bond[4,6]

Series NAV	0.70%	0.00%	0.10%	0.00%	0.80%	0.00%	0.80%

Health Sciences[4,5,6]

Series NAV	1.05%	0.00%	0.08%	0.00%	1.13%	0.00%	1.13%

High Yield[4]

Series NAV	0.66%	0.00%	0.06%	0.00%	0.72%	0.00%	0.72%

International Equity Index B3,7

Series NAV	0.53%	0.00%	0.06%	0.00%	0.59%	-0.24%	0.35%

Lifestyle Balanced[11]

Series NAV	0.04%	0.00%	0.03%	0.76%	0.83%	0.00%	0.83%

Mid Cap Index[4,8]

Series NAV	0.47%	0.00%	0.03%	0.00%	0.50%	0.00%	0.50%

Mid Cap Stock[4]

Series NAV	0.84%	0.00%	0.05%	0.00%	0.89%	0.00%	0.89%

Mid Value[4,5]

Series NAV	0.98%	0.00%	0.10%	0.00%	1.08%	0.00%	1.08%

Money Market B3

Series NAV	0.49%	0.00%	0.04%	0.00%	0.53%	-0.24%	0.29%

Optimized All Cap[4]

Series NAV	0.68%	0.00%	0.06%	0.00%	0.74%	0.00%	0.74%

Overseas Equity[4,6]

Series NAV	0.98%	0.00%	0.14%	0.00%	1.12%	0.00%	1.12%

Real Estate Securities[4]

Series NAV	0.70%	0.00%	0.05%	0.00%	0.75%	0.00%	0.75%

Short-Term Bond[4]

Series NAV	0.59%	0.00%	0.07%	0.00%	0.66%	0.00%	0.66%

Small Cap Growth[4]

Series NAV	1.06%	0.00%	0.08%	0.00%	1.14%	0.00%	1.14%

Small Cap Index[4,8]

Series NAV	0.49%	0.00%	0.04%	0.00%	0.53%	0.00%	0.53%

Small Cap Value[4]

Series NAV	1.06%	0.00%	0.06%	0.00%	1.12%	0.00%	1.12%

Total Bond Market Index B3,9

Series NAV	0.47%	0.00%	0.06%	0.00%	0.53%	-0.28%	0.25%

Total Return[4,10]

Series NAV	0.69%	0.00%	0.06%	0.00%	0.75%	0.00%	0.75%

Total Stock Market Index[4,8]

Series NAV	0.49%	0.00%	0.04%	0.00%	0.53%	0.00%	0.53%

U.S. Government Securities[4]

Series NAV	0.61%	0.00%	0.09%	0.00%	0.70%	0.00%	0.70%

The “Total Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (“Acquired Fund Fees and Expenses”). The Total Operating Expenses shown may not correlate to the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are based on the estimated indirect net expenses associated with the fund’s investment in the underlying funds.

Effective January 1, 2009, the Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.

JHT sells shares of these Funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. As reflected in the table, each Fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser and the expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Fund) in an amount so that the rate of the Fund’s Operating Expenses does not exceed its “Net Operating Expenses” as listed in the table above. A Fund’s “Total Operating Expenses” includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses (estimated at 0.01% or less of the funds average net assets) of the Fund not incurred in the ordinary course of the Fund’s business. Under the agreement, the Adviser’s obligation to provide the expense cap with respect to a particular Fund will remain in effect until May 1, 2010 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Fund to (or has shares of the Fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.
4
Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain funds or otherwise reimburse the expenses of those funds (“Participating Funds”). The reimbursement will equal, on an annualized basis, to 0.02% of that portion of the aggregate net assets of all the Participating Funds that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund.
5
T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the following funds of the Trust: Blue Chip Growth Trust, Equity-Income Trust, Science & Technology Trust, Small Company Value Trust, Health Sciences Trust, Mid Value Trust, Balanced Trust, Spectrum Income Trust, Real Estate Equity Trust, and Capital Appreciation Value Trust. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Mid Value Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the “T. Rowe Portfolios”). Based on the combined average daily net assests of the T. Rowe Portfolios, the percentage fee reduction (as a percentage of the Subadvisory Fee) is as follows: 0.00% for the first $750 million, 5.0% for the next $750 million, 7.5% for the next $1.5 billion, and 10.0% if over $3 billion. The Adviser has also voluntarily agreed to reduce the advisory fee for each Fund by the amount that the subadvisory fee is reduced. This voluntary fee waiver may be terminated by T.Rowe Price or the Adviser at any time.
6
“Other Expenses” includes an estimated expense based on new contractual custody agreement that became effective April 1, 2009.
7
The “Total expenses” include fees and expenses which are less than 0.01% that were incurred indirectly by the Portfolios as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an “Acquired Fund”). The Total operating expenses shown may not correlate to the Portfolio’s ratio of expenses to average net assets shown in “Financial Highlights”section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund’s current fiscal year.
8
The Adviser has agreed to reduce its advisory fee for each class of shares of the Fund in an amount equal to the amount by which the Expenses of such class of the fund exceed the Expense Limit (as a percentage of the average annual net assets of the Fund attributable to the class) of 0.050% and, if necessary, to remit to that class of the Fund an amount necessary to ensure that such Expenses do not exceed that Expense Limit. “Expenses” means all the expenses of a class of the Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and (i) other extraordinary expenses not incurred in the ordinary course of JHT’s business. This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to JHT. This voluntary expense limitation may be terminated at any time.
9
Other Expenses does not include an interest expense which was charged in 2008. This expense is considered extraordinary and not anticipated in the future.
10
“Other Expenses” reflects the estimate expenses to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.
11
“Acquired Fund Fees and Expenses” are estimated based on a rebalance of investments in underlying funds.
EXAMPLES OF EXPENSES

The Examples are intended to help an investor compare the cost of investing in each fund with the cost of investing in other mutual funds. The Examples assume that $10,000 is invested in a fund for the time periods indicated and then all the shares are redeemed at the end of those periods. The Examples also assume that the investment has a 5% return each year, that a fund’s operating expenses remain the same, after contractual (but not voluntary) expense reimbursements. The Examples do not reflect the expenses of any variable insurance contract that may use a fund as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor’s actual expenses may be higher or lower, based on these assumptions the expenses would be:

Fund/Class	Year 1	Year 3	Year 5	Year 10
500 Index B

Series NAV	$26	$135	$255	$604

Active Bond

Series NAV	$65	$205	$357	$798

Blue Chip Growth

Series NAV	$87	$271	$471	$1,049

Capital Appreciation

Series NAV	$78	$243	$422	$942

Equity-Income

Series NAV	$88	$274	$477	$1,061

Financial Services

Series NAV	$92	$287	$498	$1,108

Global Bond

Series NAV	$82	$255	$444	$990

Health Sciences

Series NAV	$115	$359	$622	$1,375

High Yield

Series NAV	$74	$230	$401	$894

International Equity Index B

Series NAV	$36	$165	$305	$715

Lifestyle Balanced

Series NAV	$85	$265	$460	$1,025

Mid Cap Index

Series NAV	$51	$160	$280	$628

Mid Cap Stock

Series NAV	$91	$284	$493	$1,096

Mid Value

Series NAV	$110	$343	$595	$1,317

Money Market B

Series NAV	$30	$146	$272	$642

Optimized All Cap

Series NAV	$76	$237	$411	$918

Overseas Equity

Series NAV	$114	$356	$617	$1,363

Real Estate Securities

Series NAV	$77	$240	$417	$930

Short-Term Bond

Series NAV	$67	$211	$368	$822

Small Cap Growth

Series NAV	$116	$362	$628	$1,386

Small Cap Index

Series NAV	$54	$170	$296	$665

Fund/Class	Year 1	Year 3	Year 5	Year 10
Small Cap Value

Series NAV	$114	$356	$617	$1,363

Total Bond Market Index B

Series NAV	$26	$142	$268	$638

Total Return

Series NAV	$77	$240	$417	$930

Total Stock Market Index

Series NAV	$54	$170	$296	$665

U.S. Government Securities

Series NAV	$72	$224	$390	$871

SMALL CAP FUNDS

SMALL CAP GROWTH TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.7 billion as of February 28, 2009) or the S&P Small Cap 600 Index ($2.1 billion as of February 28, 2009).

The fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadviser looks for companies based on a combination of criteria including one or more of the following:

•	Improving market shares and positive financial trends;
•	Superior management with significant equity ownership; and
•	Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

Except as otherwise stated under “Additional Investment Policies — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The fund may invest in “IPOs”. The fund may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities).

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Equity securities risk
•	Foreign securities risk
•	High portfolio turnover risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

-3.43%	-8.89%	-3.78%	-28.21%	48.83%	9.45%	17.34%	13.47%	13.98%	-39.54%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	26.90% (Quarter ended 12/31/2001) Worst Quarter: -27.11% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	-39.54%	0.08%	-0.96%	5/1/1996
Russell 2000 Growth Index	-38.54%	-2.35%	-0.76%

A The Series NAV shares of the fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Small Cap Emerging Growth Fund of John Hancock Variable Series Trust I (“JHVST”) in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Emerging Growth Fund, the fund’s predecessor. These shares were first issued on May 1, 1996.

SMALL CAP VALUE TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.7 billion as of February 28, 2009) or the S&P Small Cap 600 Index ($2.1 billion as of February 28, 2009).

The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

•	Sustainable competitive advantages within a market niche;
•	Strong profitability and free cash flows;
•	Strong market share positions and trends;
•	Quality of and share ownership by management; and
•	Financial structures that are more conservative than the relevant industry average.

The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities).

Except as otherwise stated under “Investment Objectives and Strategies — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The fund may invest in IPOs. The fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk
•	Real estate securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

34.19%	19.10%	-6.43%	37.97%	25.45%	9.21%	19.32%	-2.86%	-26.12%

2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	18.86% (Quarter ended 6/30/2003) Worst Quarter: -23.35% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAVA	-26.12%	3.25%	10.52%	8/30/1999
Russell 2000 Value IndexB	-28.92%	0.27%	6.67%

A The Series NAV shares of the fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Small Cap Value Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Small Cap Value Fund, the fund’s predecessor. These shares were first issued on August 30, 1999.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

MID CAP FUNDS

MID CAP STOCK TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell MidCap Index ($41 million to $13.8 billion as of February 28, 2009) or the S&P MidCap 400 Index ($42 million to $4.6 billion as of February 28, 2009).

The subadviser’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Equity securities risk
•	Foreign securities risk
•	High portfolio turnover risk
•	Issuer risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAVA:

-3.97%	-10.99%	-22.56%	42.33%	19.04%	14.71%	13.66%	23.59%	-43.75%

2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	20.74% (Quarter ended 12/31/2001) Worst Quarter: -25.36% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAVA	-43.75%	1.53%	0.25%	2/28/2005
Russell MidCap Growth IndexB	-44.32%	-2.33%	-1.00%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

MID VALUE TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the S&P Mid Cap 400 Index ($42 million to $4.6 billion as of February 28, 2009) or the Russell MidCap Value Index ($41 million to $13.8 billion as of February 28, 2009). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadviser employs a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:

•	Low stock prices relative to net assets, earnings, cash flow, sales or business franchise value;
•	Demonstrated or potentially attractive operating margins, profits and/or significant cash flow generation;
•	Sound balance sheets and other positive financial characteristics;
•	Significant stock ownership by management; and
•	Experienced and capable management.

The fund’s sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell MidCap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and risks associated therewith.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Equity securities risk
•	Exchange traded funds risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

20.54%	4.63%	0.53%	-15.19%	45.15%	18.74%	7.39%	20.34%	0.60%	-34.74%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	21.36% (Quarter ended 6/30/2003) Worst Quarter: -23.60% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	-34.74%	0.15%	4.63%	5/1/1998
Russell MidCap Value IndexB	-38.44%	0.33%	4.44%

A The Series NAV shares of the fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Mid Value Fund B of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Mid Value Fund B, the fund’s predecessor. These shares were first issued on May 1, 1998.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

LARGE CAP FUNDS

BLUE CHIP GROWTH TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To provide long-term growth of capital. Current income is a secondary objective.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions.  Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams.  Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals.  Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

The subadviser evaluates the growth prospects of companies and the industries in which they operate. The subadviser seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase other types of securities, including (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include non-investment grade debt securities (“junk bonds”). The fund will not purchase a non-investment grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund’s debt securities may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Loan participations risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAVA:

19.43%	-2.76%	-14.61%	-24.26%	29.17%	9.03%	5.70%	9.59%	12.81%	-42.52%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	16.34% (Quarter ended 12/31/1999) Worst Quarter: -24.86% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	-42.52%	-3.92%	-2.27%	2/28/2005
S&P 500 Index	-37.00%	-2.19%	-1.38%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

CAPITAL APPRECIATION TRUST

Subadviser:	Jennison Associates LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) ADRs; (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities — like bonds, corporate notes and preferred stocks — that the fund can convert into the company’s common stock, cash value of common stock, or some other equity security).

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund’s return or protect its assets if market conditions warrant:

•	The fund may make short sales of a security including short sales “against the box.”
•	The fund may invest up to 20% of the fund’s total asset in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities).
•	The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
•	The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.
•	The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.
•	The fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	High portfolio turnover risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-backed and asset-backed securities risk
•	Real estate securities risk
•	Short sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAVA:

-18.41%	-30.61%	29.47%	9.33%	14.12%	2.38%	11.69%	-37.23%

2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	16.38% (Quarter ended 12/31/2001) Worst Quarter: -20.92% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAVA	-37.23%	-2.18%	-6.53%	2/28/2005
Russell 1000 Growth IndexB	-38.44%	-3.42%	-7.77%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

EQUITY-INCOME TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To provide substantial dividend income and also long-term growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

Under normal market conditions, substantial dividend income means that the yield on the fund’s portfolio securities generally exceeds the yield on the fund’s benchmark. The subadviser believes that income can contribute significantly to total return over time and expects the fund’s yield to exceed that of the S&P 500 Index. Dividends can also help reduce the fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling.

The fund employs a “value” approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock’s intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company’s underlying financial condition and prospects, and to assess the likelihood that a stock’s underlying value will be recognized by the market and reflected in its price.

The fund will generally consider companies with the following characteristics:

•	established operating histories;
•	above-average dividend yield relative to the S&P 500 Index;
•	low price/earnings ratios relative to the S&P 500 Index;
•	sound balance sheets and other financial characteristics; and
•	low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including:

•	U.S. and non-U.S. dollar denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
•	preferred stocks;
•	convertible stocks, bonds, and warrants;

•	futures and options; and
•	bank debt, loan participations and assignments.

The fund may invest in fixed income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities (“junk bonds”). The fund’s fixed income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains more complete description of such instruments and the risks associated therewith.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Loan participations risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAVA:

3.40%	12.99%	1.29%	-13.28%	25.57%	14.81%	3.99%	19.05%	3.39%	-35.94%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	16.68% (Quarter ended 6/30/2003) Worst Quarter: -22.37% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	-35.94%	-1.20%	1.95%	2/28/2005
Russell 1000 Value Index	-36.85%	-0.79%	1.36%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

OPTIMIZED ALL CAP TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests at least 65% of its total assets in equity securities of U.S. companies. The fund will focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

The subadviser ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data.) The management team will then use fundamental analysis to identify large, mid and small cap companies with strong industry position, leading market share, proven management or strong financials. Stocks meeting fundamental and quantitative analysis will be considered for the fund.

The fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the fund and as permitted by applicable securities legislation: buying futures and S&P Depositary Receipts. Such use would include the hedging of significant cash flows into or out of the fund.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

For defensive purposes during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, the fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. These investments may be denominated in either U.S. dollars or foreign currencies and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent the fund is in a defensive position, its ability to achieve its investment objective will be limited.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAVA:

14.91%	8.92%	15.24%	3.88%	-43.16%

2004	2005	2006	2007	2008

Best Quarter:	11.25% (Quarter ended 12/31/2004) Worst Quarter: -24.38% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAVA	-43.16%	-3.16%	1.04%	4/29/2005
Russell 3000 IndexB	-37.31%	-1.95%	1.98%

A NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

INTERNATIONAL FUNDS

OVERSEAS EQUITY TRUST

Subadviser:	Capital Guardian Trust Company

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of a diversified mix of large established and medium-sized foreign companies located primarily in developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.

The subadviser has an extensive commitment to fundamental research, with a large team of experienced international equity analysts focused on gathering in-depth information firsthand on companies throughout the world. The subadviser’s research strength is leveraged through a bottom-up approach to portfolio construction. Returns for non-U.S. equity portfolios are pursued primarily through active security selection. While portfolio managers at the subadviser are mindful of benchmark characteristics, country and sector weightings are primarily the result of finding value in individual securities where ever they may be located.

The majority of the subadviser’s non-U.S. equity portfolio managers have over two decades of investment experience. Portfolios are segmented, with each individual manager responsible for a portion, managing it as if it were a stand-alone portfolio. The subadviser believes this allows for strong individual ideas to be acted upon while ensuring a diversity of ideas and continuity of management. The research analysts as a group also manage a portion of the portfolio.

Based on the research carried out by the equity analysts, portfolio managers look across countries and sectors in selecting stocks for the portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time.

The fund will invest no more than 25% of its assets in emerging markets stocks and will invest in at least three different countries other than the U.S. The fund may also invest in initial public offerings (IPOs). The subadviser may use derivatives, such as futures and forwards, to implement foreign currency management strategies. Currency management strategies are primarily use for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

The fund may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities).

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

34.01%	-16.36%	-20.93%	-18.22%	32.36%	11.02%	18.31%	19.86%	12.53%	-42.05%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	24.44% (Quarter ended 12/31/1999) Worst Quarter: -22.07% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	-42.05%	0.53%	-0.15%	4/30/1996
MSCI EAFE Index	-43.06%	2.10%	1.18%
MSCI AC World ex U.S. Index	-45.25%	2.99%	2.27%

A The Series NAV shares of the fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Overseas Equity B Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Overseas Equity B Fund, the fund’s predecessor. These shares were first issued on April 30, 1996.

FIXED-INCOME FUNDS

ACTIVE BOND TRUST

Subadvisers:	Declaration Management & Research LLC (“Declaration”) and MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”)

Investment Objective:	To seek income and capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments.

The fund invests its assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. The investments include, but are not limited to:

•	U.S. Treasury and agency securities;
•	Asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”);
•	Corporate bonds, both U.S. and foreign; and
•	Foreign government and agency securities.

The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced quarterly so that the subadvisers manage the following portions of the fund:

65%* Declaration

35%* MFC Global (U.S.)

*Percentages are approximate. Since the fund is only rebalanced quarterly, the actual portion of the fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the fund normally has no more than 10% of its total assets in high yield bonds (“junk bonds”) and normally invests in foreign securities only if U.S. dollar denominated. This portion of the fund normally has an average credit rating of “A” or “AA.”

MFC Global (U.S.)

MFC Global (U.S.) uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. MFC Global (U.S.) tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as “junk bonds”) and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the fund normally has an average credit rating of “A” or “AA.”

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the total assets of the portion of the fund managed by MFC Global (U.S.) will be invested in asset-backed securities rated lower than A by both rating agencies.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk

•	Fixed-income securities risk
•	Foreign securities risk
•	High portfolio turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-backed and asset-backed securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

-0.94%	10.45%	7.48%	7.25%	6.48%	4.78%	2.54%	4.54%	4.03%	-10.48%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	3.84% (Quarter ended 12/31/2000) Worst Quarter: -5.91% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	-10.48%	0.91%	3.46%	3/29/1986
Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%

A The Series NAV shares of the fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Active Bond Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Active Bond Fund, the fund’s predecessor. These shares were first issued on March 29, 1986.

GLOBAL BOND TRUST

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum total return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;

•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the United States will normally be at 25% of the fund’s net assets. The fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund may invest up to 10% of its total assets in fixed income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of this fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies – Hedging, derivatives and other strategic transactions risk” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-backed and asset-backed securities risk
•	Non-diversified risk
•	Short sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAVA:

-6.67%	1.68%	0.53%	20.12%	15.40%	10.38%	-6.56%	5.35%	9.60%	-4.42%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	10.64% (Quarter ended 6/30/2002) Worst Quarter: -9.45% (Quarter ended 9/30/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	-4.42%	2.62%	4.17%	2/28/2005
JP Morgan Global-Unhedged Index	12.00%	6.24%	5.95%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

HIGH YIELD TRUST

Subadviser:	Western Asset Management Company

•	Sub-Subadviser: Western Asset Management Company Limited

Investment Objective:	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S. Government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities
Rating Agency

Moody’s	Ba through C
Standard & Poor’s	BB through D

Non-investment grade securities are commonly referred to as “junk bonds.” The fund may also invest in investment grade securities.

The fund may invest in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities. The subadviser may utilize futures, swaps and other derivatives in managing the fund.

The fund may invest in fixed and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The fund normally maintains an average fund duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-backed and asset-backed securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAVA:

8.00%	-8.97%	-5.48%	-6.65%	24.15%	11.06%	3.87%	10.46%	1.64%	-29.36%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	7.94% (Quarter ended 6/30/2003) Worst Quarter: -20.47% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	-29.48%	-1.80%	-0.16%	2/28/2005
Citigroup High Yield Index	-25.91%	-0.93%	2.19%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

MONEY MARKET TRUST B

(NAV Shares Only)

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To obtain maximum current income consistent with preservation of principal and liquidity.

Investment Strategies:	Under normal market conditions, the fund invests in high quality, U.S. dollar denominated money market instruments.

The subadviser may invest the fund’s assets in high quality, U.S. dollar denominated money market instruments of the following types:

•	obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);
•	certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of

$100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);

•	commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by Standard & Poor’s) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality;
•	corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as “Aa” or higher by Moody’s or “AA” or higher by Standard & Poor’s);
•	short-term obligations issued by state and local governmental issuers;
•	securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
•	repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund’s investments will mature in 397 days or less and the fund maintains a dollar-weighted average fund maturity of 90 days or less. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund’s Board of Trustees determine to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The fund also intends to maintain, to the extent practicable, a constant per share NAV of $1.00. There is no assurance that the fund will be able to do so.

The fund may invest up to 20% of its total assets in any of the U.S. dollar denominated foreign securities described above. The fund is not authorized to enter into mortgage dollar rolls or warrants.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Fixed-income securities risk
•	Foreign securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

5.04%	6.31%	3.93%	1.48%	0.95%	1.09%	2.92%	4.71%	4.82%	2.11%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	1.60% (Quarter ended 9/30/2000) Worst Quarter: 0.20% (Quarter ended 3/31/2004)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	2.11%	3.12%	3.32%	3/29/1986
Citigroup 3 Month Treasury Bill Index	1.80%	3.10%	3.30%

A The Series NAV shares of the fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Money Market Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Money Market Fund, the fund’s predecessor. These shares were first issued on March 29, 1986.

SHORT-TERM BOND TRUST

Subadviser:	Declaration Management & Research, LLC

Investment Objective:	To seek income and capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and instruments. The securities and instruments will have an average credit quality rating of “A” or “AA” and a weighted average effective maturity between one and three years, and no more than 15% of the fund’s net assets will be invested in high yield bonds.

The fund invests in a diversified mix of debt securities and instruments, including but not limited to:

•	U.S. Treasury and agency securities;
•	Asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage back securities and collateralized mortgage offerings;
•	Corporate bonds, both U.S. and foreign (if dollar-denominated); and
•	Foreign governmental and agency securities (if dollar denominated).

The fund may invest in asset-backed securities rated, at the time of purchase, lower than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the fund will be invested in asset-backed securities rated lower than A by both rating agencies. The subadviser evaluates specific bonds and bond sectors using a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are believed to be attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of those of U.S. Treasury securities.

Except as otherwise stated under “Investment Objectives and Strategies — Temporary Defensive Investing,” the fund normally has 10% or lower (usually less) of its total assets in cash and cash equivalents.

The fund may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. The subadviser actively uses derivatives to manage the average maturity and interest rate sensitivity of the fund. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-backed and asset-backed securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

2.96%	7.98%	8.09%	5.67%	2.76%	1.42%	2.07%	4.55%	3.35%	-18.92%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	3.28% (Quarter ended 9/30/2001) Worst Quarter: -15.15% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	-18.92%	-1.94%	1.70%	5/1/1994
Barclays Capital 1-3 Year (Unhedged) Aggregate Index	4.62%	3.78%	4.78%

A The Series NAV shares of the fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Short-Term Bond Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Short-Term Fund, the fund’s predecessor. These shares were first issued on May 1, 1994.

TOTAL RETURN TRUST

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum total return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the fund invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies — Hedging, derivatives and other strategic transactions risk” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security, including short sales “against the box.”

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Issuer risk
•	Liquidity risk
•	Loan participations risk
•	Mortgage-backed and asset-backed securities risk
•	Short sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAVA:

10.91%	8.28%	9.52%	5.02%	4.96%	2.49%	3.66%	8.61%	2.76%

2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	6.43% (Quarter ended 9/30/2001) Worst Quarter: -3.57% (Quarter ended 9/30/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAVA	2.76%	4.47%	5.65%	2/28/2005
Barclays Capital U.S. Aggregate Bond IndexB	5.24%	4.65%	5.85%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

U.S. GOVERNMENT SECURITIES TRUST

Subadviser:	Western Asset Management Company

Investment Objective:	To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The fund may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

The fund invests in:

•	mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the “modified pass-through” type of mortgage-backed security (“GNMA Certificates”). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;
•	U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);
•	obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);
•	mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association;
•	futures contracts or financial instruments and indices; and
•	collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

As noted above, the fund may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Fixed-income securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-backed and asset-backed securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAVA:

-0.23%	10.87%	7.03%	7.99%	1.73%	2.89%	1.60%	4.39%	3.25%	-1.44%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	4.48% (Quarter ended 9/30/2001) Worst Quarter: -2.15% (Quarter ended 6/30/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	-1.44%	2.12%	3.75%	2/28/2005
Citigroup 1-10 Year Treasury Index	11.41%	5.40%	5.67%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

SPECIALTY FUNDS

FINANCIAL SERVICES TRUST

Subadviser:	Davis Selected Advisers, L.P.

Investment Objective:	To seek growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services and the fund invests primarily in common stocks of financial services companies.

A company is “principally engaged” in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The fund may also invest in other equity securities and in foreign and fixed income securities.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The subadviser conducts extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an approximate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant alignment of interest in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Smart application of technology to improve business and lower costs

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a company if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund concentrates (that is invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Equity securities risk
•	Foreign securities risk
•	High portfolio turnover risk
•	Industry or sector investing risk
•	Issuer risk
•	Non-diversified risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAVA:

-17.88%	33.58%	10.38%	9.78%	23.16%	-6.74%	-44.63%

2002	2003	2004	2005	2006	2007	2008

Best Quarter:	20.96% (Quarter ended 6/30/2003) Worst Quarter: -27.15% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAVA	-44.63%	-5.08%	-3.08%	4/29/2005
Lipper Financial Services IndexB	-47.75%	-8.82%	-4.10%

A NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

HEALTH SCIENCES TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”).

While the fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.

The subadviser’s portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective. In addition, the fund writes call and put options primarily as a means of generating additional income. Normally, the fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility.

The fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

In managing the fund, the subadviser uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a “value” approach, which gives preference to seemingly undervalued companies, may be emphasized.

The fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund’s management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Industry or sector investing risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAVA:

-27.24%	36.22%	15.31%	12.57%	8.50%	17.73%	-29.86%

2002	2003	2004	2005	2006	2007	2008

Best Quarter:	18.13% (Quarter ended 6/30/2003) Worst Quarter: -19.67% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAVA	-29.86%	3.07%	2.94%	4/29/2005
Lipper Health/Biotechnology IndexB	-24.13%	1.76%	1.07%

A NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

REAL ESTATE SECURITIES TRUST

Subadviser:	Deutsche Investment Management Americas Inc. (“DIMA”)

•	Sub-Subadviser: RREEF America (“RREEF”) L.L.C.

Investment Objective:	To seek to achieve a combination of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

RREEF looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers RREEF believes will be the most profitable to the fund. RREEF also considers the effect of the real estate securities markets in general when making investment decisions. RREEF does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if RREEF chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

Based on its recent practices, RREEF expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When RREEF believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund’s cash assets remain liquid while performing more like stocks).

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Industry or sector investing risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk
•	Non-diversified risk
•	Real estate securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAVA:

-8.00%	25.71%	3.15%	2.58%	39.15%	32.04%	11.94%	38.17%	-15.56%	-39.39%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	16.06% (Quarter ended 12/31/2004) Worst Quarter: -39.96% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	-39.39%	0.88%	5.93%	2/28/2005
Morgan Stanley REIT Index	-40.87%	-0.29%	6.67%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

FUNDS OF FUNDS

LIFESTYLE BALANCED TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Investment Strategies:	The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 60% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction.

Thus, based on its target percentage allocation of approximately 60% of assets in equity underlying funds and 40% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 70%/30% and 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other permitted investments.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. However, the fund invests its assets in underlying funds, most of which generally have diversified holdings.

For defensive purposes in abnormal market conditions, to meet redemption requests, or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk
•	Non-diversified risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk

•	Foreign securities risk
•	Industry or sector risk
•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk
•	Mortgage-backed and asset-backed securities risk
•	Non-diversified risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV A:

12.36%	2.34%	-4.85%	-9.95%	23.97%	13.49%	6.90%	12.80%	6.52%	-31.28%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	11.62% (Quarter ended 6/30/2003) Worst Quarter: -17.72% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	-31.28%	0.04%	2.04%	4/29/2005
S&P 500 Index	-37.00%	-2.19%	-1.38%
Combined IndexB	-22.06%	0.71%	1.69%

A NAV shares were first offered on April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
B The Combined Index consists of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.

INDEX FUNDS

500 INDEX TRUST B

(NAV shares only)

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the fund’s investments in certain instruments, such as index futures, total return swaps and exchanged traded funds (“ETFs”) have similar economic characteristics as securities that are in the S&P 500 Index. As of February 28, 2009, the market capitalizations of companies included in the S&P 500 Index ranged from $224 million to $337.87 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Use of Hedging and Other Strategic Transactions

The fund may invest in futures contracts and Depositary Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under “Hedging and Other Strategic Transactions” in the SAI.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Credit and counterparty risk
•	Equity securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Index management risk
•	Issuer risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

21.08%	-9.15%	-11.98%	-22.31%	28.42%	10.70%	4.65%	15.56%	5.25%	-37.19%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	15.34% (Quarter ended 6/30/2003) Worst Quarter: -22.11% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	-37.19%	-2.41%	-1.55%	5/1/1996
S&P 500 Index	-37.00%	-2.19%	-1.38%

A The Series NAV shares of the fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Equity Index Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Equity Index Fund, the fund’s predecessor. These shares were first issued on May 1, 1996.

INTERNATIONAL EQUITY INDEX TRUST B

(NAV Shares Only)

Subadviser:	SSgA Funds Management, Inc.

Investment Objective:	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International (“MSCI”) All Country World Excluding U.S. Index or American Depository Receipts (ADRs) or Global Depository Receipts (GDRs) representing such securities.As of February 28, 2009, the market capitalization range of the Index was $199 million to $176 billion.

The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track their target index closely, typically will be unable to match the performance of the index exactly.

The fund uses “sampling” methodology to track the total return performance of the MSCI All Country World Index ex USA (“MSCI ACWI ex-USA Index”). This means that the fund does not intend to purchase all of the securities in the MSCI ACWI ex-USA Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund’s investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the adviser generally expects the fund to hold less than the total number of securities in the MSCI ACWI ex-USA Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.

The fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although it may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (EDRs), certain exchange traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the International Equity Index Trusts may invest in stock index futures to manage cash flow.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Index management risk
•	Issuer risk
•	Large company risk
•	Medium and smaller company risk
•	Non-diversified risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

30.87%	-17.42%	-20.30%	-15.18%	41.99%	20.24%	16.58%	27.41%	15.76%	-44.36%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	20.47% (Quarter ended 6/30/2003) Worst Quarter: -22.28% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	-44.36%	2.84%	1.78%	5/2/1988
MSCI AC World EX U.S. Index (gross of foreign withholding taxes)B	-45.25%	2.99%	2.27%
MSCI AC World EX U.S. Index (net of foreign withholding taxes)C	-45.53%	2.56%	1.90%

A The Series NAV shares of the fund were first issued on March 25, 2004 in connection with JHT’s acquisition on that date of all the assets of the NAV shares of the International Equity Index Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to March 25, 2004 reflects the actual performance of the NAV shares of the John Hancock Variable Series Trusts International Equity Index Fund, the fund’s predecessor. These shares were first issued on May 2, 1988.
B MSCI AC World Ex U.S. Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding the United States. Prior to June 30, 2008, the Fund compared its performance to the MSCI AC World Ex U.S. Index (gross of foreign withholding taxes). The gross dividends version of the index approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.
C Effective June 30, 2008, the Fund’s performance is compared to a different version of the index, the MSCI AC World Ex U.S. Index (net of foreign withholding taxes), which provides a more accurate comparison because the Fund is subject to foreign withholding taxes. The net dividends version of the index approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. Withholding tax rates applicable to Luxembourg holding companies are used, as Luxembourg applies the highest rates.

MID CAP INDEX TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 400 Mid Cap Index and (b) securities (which may or may not be included in the S&P Mid Cap 400 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 28, 2009, the market capitalizations of companies included in the S&P 400 Mid Cap Index ranged from $42 million to $4.6 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 400 Mid Cap Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

The fund may invest in futures contracts and Depository Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under “Hedging and Other Strategic Transactions” in the prospectus and SAI.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Credit and counterparty risk
•	Equity securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Index management risk
•	Issuer risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAVA:

-1.73%	-15.16%	34.57%	15.83%	12.08%	9.74%	7.61%	-36.39%

2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	17.71% (Quarter ended 12/31/2001) Worst Quarter: -25.60% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAVA	-36.39%	-0.50%	1.85%	4/29/2005
S&P MidCap 400 IndexB	-36.23%	-0.08%	2.52%

A NAV shares were first offered on April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

SMALL CAP INDEX TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Russell 2000 Index and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 28, 2009, the market capitalizations of companies included in the Russell 2000 Index ranged from $3.2 million to $3.7 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Credit and counterparty risk
•	Equity securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Index management risk
•	Issuer risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAVA:

1.50%	-21.47%	45.79%	17.33%	3.96%	17.64%	-2.07%	-33.70%

2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	22.77% (Quarter ended 6/30/2003) Worst Quarter: -26.09% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAVA	-33.70%	-1.41%	0.15%	4/29/2005
Russell 2000 IndexB	-33.79%	-0.93%	0.85%

A NAV shares were first offered on April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

TOTAL BOND MARKET TRUST B

(NAV Shares Only)

Subadviser:	Declaration Management & Research LLC

Investment Objective:	To seek to track the performance of the Barclays Capital U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market).

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays Capital U.S. Aggregate Bond Index.

The fund is an index fund which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Capital U.S. Aggregate Bond Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

•	U.S. Treasury and agency securities;
•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);

•	Corporate bonds, both U.S. and foreign (if dollar denominated); and
•	Foreign government and agency securities (if dollar denominated).

The subadviser selects securities to match, as closely as practicable, the Barclays Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Credit and counterparty risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Index management risk
•	Issuer risk
•	Mortgage-backed and asset-backed securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

-2.57%	11.81%	7.76%	9.95%	3.60%	4.05%	2.39%	4.07%	7.13%	5.79%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	4.81% (Quarter ended 9/30/2002) Worst Quarter: -2.52% (Quarter ended 6/30/2004)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	5.79%	4.67%	5.33%	5/1/1998
Barclays Capital U.S. Aggregate Bond IndexB	5.24%	4.65%	5.63%

A The Series NAV shares of the fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Bond Index Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Bond Index Fund, the fund’s predecessor. These shares were first issued on May 1, 1998.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

TOTAL STOCK MARKET INDEX TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Wilshire 5000 Total Market Index and (b) securities (which may or may not be included in the Wilshire 5000 Total Market Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 28, 2009, the market capitalizations of companies included in the Wilshire 5000 Total Market Index ranged from less than $1 million to $345 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Wilshire 5000 Total Market Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Credit and counterparty risk
•	Equity securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Index management risk
•	Issuer risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAVA:

-11.41%	-21.29%	30.54%	11.74%	5.78%	15.33%	5.19%	-37.15%

2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	16.26% (Quarter ended 6/30/2003) Worst Quarter: -22.76% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAVA	-37.15%	-2.06%	-3.44%	4/29/2005
Wilshire 5000 Total Market IndexB	-37.33%	-1.67%	-3.09%

A NAV shares were first offered on April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS

Certain funds of funds may directly:

•	Purchase U.S. government securities and short-term paper.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (“1940 Act”), subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser, including exchange traded funds (“ETFs”), subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase securities of registered closed-end investment companies.
•	Invest in foreign and domestic equity securities that may include common and preferred stocks of large, medium and small capitalization companies in both developed (including the U.S.) and emerging markets.
•	Invest in foreign and domestic fixed income securities that may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed income securities rated below investment grade (sometimes referred to as “junk bonds”).
•	Invest up to 15% of its net assets in illiquid securities, including securities issued by limited partnerships and other pooled investment vehicles, including hedge funds.
•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.
•	With the prior approval of the Adviser’s Complex Securities Committee, invest in qualified publicly traded partnerships, including qualified publicly traded partnerships that invest principally in commodities or commodity-linked derivatives.*
•	With the prior approval of the Adviser’s Complex Securities Committee, purchase and sell commodities and enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.*

A fund of funds may use various investment strategies such as hedging and other related transactions. For example, a fund of funds may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a fund of funds. In addition, these strategies may be used to gain exposure to a particular securities market. A fund of funds also may with prior approval of the Adviser’s Complex Securities Committee, purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risks” in the SAI.

*Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments and certain other instruments would constitute “qualifying income” to a regulated investment company, a fund of funds is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Adviser’s Complex Securities Committee. See “Additional Information Concerning Taxes” in the SAI.

ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’
PRINCIPAL RISKS AND INVESTMENT POLICIES

Exchange traded funds risk (“ETFs”)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk

A fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the fund’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the Underlying Funds will achieve their investment objectives. A fund is subject to the same risks as the Underlying Funds in which it invests. Each fund invests in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund’s asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers resulting in a greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

ADDITIONAL INFORMATION ABOUT
THE FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES

Risks of Investing in Certain Types of Securities

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Recent Events

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filing of Lehman Brothers, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the recent unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.

Active management risk

Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security, Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock. However, convertible securities fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and typically are unrated or rated lower than such debt obligations.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an OTC derivatives contract (see “Hedging, derivatives and other strategic transactions risk”) or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Banks (“FHLBs”), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value Investing Risk.  Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth Investing Risk.  Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest Rate Risk.  Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit Quality Risk.  Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed-income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

Investment Grade Fixed-Income Securities in the Lowest Rating Category Risk.  Investment grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed-Income Securities Risk and High Yield Securities Risk.  Lower rated fixed- income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
•	Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
•	Dependence on Subadviser’s Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities.  Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed-Income Securities.  Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency Risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a fund utilizes hedging and other strategic transactions, it will be subject to the same risks.

High portfolio turnover risk

A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Index management risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that industry or sector.

Banking Risk.  Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry Risk.  A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather castatrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

Health Sciences Risk.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Insurance Risk.  Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies Risk.  Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Telecommunications Risk.  Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology Related Risk.  A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Medium and smaller company risk.”

Utilities Risk.  Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations, increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competitions resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Loan participations risk

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than the more widely-held securities. Medium and smaller companies may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Mortgage-backed and asset-backed securities risk

Mortgage-Backed Securities.  Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders such as mortgage banks, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized Mortgage Obligations.  A fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.

The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so-called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher, which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.

Asset-Backed Securities.  Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers resulting in a greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

Real estate securities risk

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

•	Declines in the value of real estate;
•	Risks related to general and local economic conditions;
•	Possible lack of availability of mortgage funds;
•	Overbuilding;
•	Extended vacancies of properties;
•	Increased competition;
•	Increases in property taxes and operating expenses;
•	Changes in zoning laws;
•	Losses due to costs resulting from the clean-up of environmental problems;
•	Liability to third parties for damages resulting from environmental problems;
•	Casualty or condemnation losses;
•	Limitations on rents;
•	Changes in neighborhood values and the appeal of properties to tenants; and
•	Changes in interest rates.

Investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity real estate investment trusts (“REITs”) and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Medium and smaller company risk” for a discussion of the risks associated with investments in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

Short sales risk

Certain funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. This transaction is commonly known as a “naked” short sale. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Additional Information About the Funds’ Principal Investment Policies

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets (or 10% in the case of each of Money Market Trust and Money Market Trust B) in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or “forward commitment” basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

MANAGEMENT OF JHT

Advisory Arrangements

John Hancock Investment Management Services, LLC (the “Adviser”) is the adviser to JHT. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Advisers Act. The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of JHT. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all funds. The Adviser does not itself manage any portfolio assets but has ultimate responsibility to oversee the subadvisers. In this connection, the Adviser (i) monitors the compliance of the subadvisers with the investment objectives and related policies of each fund, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement for the funds is available in the funds’ semi-annual report to shareholders for the period ended June 30, 2008.

JHT has received an order from the SEC permitting the Adviser to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. JHT, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHT (other than by reason of serving as subadviser to a fund) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

As compensation for its services, the Adviser receives a fee from JHT computed separately for each fund.

Under the advisory agreement the amount of the advisory fee for most funds is determined by applying the daily equivalent of an annual fee rate to the net assets of the fund. The annual fee rate is calculated each day by applying the annual percentage rates in the tables in Appendix A to the applicable portions of Aggregate Net Assets shown in the tables and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the fund as well as of one or more other funds managed by the same subadviser as indicated in the notes to the tables, but only for the period during which the subadviser for the fund also serves as the subadviser for the other funds.

Under the advisory agreement the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a fund by the value of the net assets of the fund at the close of business on the previous business day of JHT.

The table presented in Appendix A is a schedule of the management fees each fund currently is obligated to pay the Adviser, either as an annual percentage of the current value of the fund’s net assets or as a percentage of Aggregate Net Assets, as applicable.

Subadvisory Arrangements and Management Biographies

The Adviser has entered into subadvisory agreements with the subadvisers to the funds. Under these agreements, the subadvisers manage the assets of the funds, subject to the supervision of the Adviser and the Trustees of JHT. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund’s investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHT with respect to the implementation of such programs.

Subadvisory Fees.  Each subadviser is compensated by the Adviser, subject to Board approval, and not by the fund or funds that it subadvises.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, a fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or a fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval. A discussion regarding the basis for the Board of Trustees’ approval of each subadvisory agreement is available in the funds’ semi-annual report to shareholders for the period endend June 30, 2008.

Set forth below is information about the subadvisers and the portfolio managers for the funds, including a brief summary of the portfolio managers’ business careers over the past five years. The SAI includes additional details about the funds’ portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Capital Guardian Trust Company (“CGTC”)

CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968.

CGTC uses a multiple portfolio manager system in managing a portfolio’s assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Each manager’s role is to decide how their respective segment will be invested by selecting securities within the limits provided by the portfolio’s objectives and policies. CGTC’s investment committee oversees this process. In addition, CGTC’s investment analysts also may make investment decisions with respect to a portion of a fund’s portfolio. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

Fund	Portfolio Manager

Overseas Equity Trust	Multi-Manager System 2

Multi-Manager System 2:
Portfolio Manager	Length of Service
Title, Company Affiliation	with CGTC or an Affiliate	Business Experience During the Past 5 Years

David I. Fisher Chairman of the Board, CGTC	39 years	Portfolio Manager selecting equity securities
Victor D. Kohn Director,CGTC	23 years	Portfolio Manager selecting equity securities
Richard N. Havas Senior Vice President, Capital International, Inc., an affiliate of CGTC	22 years	Portfolio Manager selecting equity securities
Nancy J. Kyle Director and Vice Chairman, CGTC	18 years	Portfolio Manager selecting equity securities
Lionel M. Sauvage Senior Vice President, CGTC	21 years	Portfolio Manager selecting equity securities
Roger Mortimer Vice President, CGTC	4 years	Portfolio Manager selecting equity securities

Davis Selected Advisers, L.P. (“Davis”)

Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

Fund	Portfolio Managers

Financial Services Trust	Kenneth Charles Feinberg
Charles Cavanaugh

•	Charles Cavanaugh. Co-Portfolio Manager of Financial Services Trust since May 2007; co-manages other equity funds advised by Davis Advisors and serves as a research analyst; joined Davis Advisors in March 2001.
•	Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst. Mr. Feinberg has managed Fundamental Value Trust since October 2005.

Declaration Management & Research LLC (“Declaration”)

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICO”). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Active Bond Trust	Peter Farley
James E. Shallcross
Short-Term Bond Trust	Peter Farley
James E. Shallcross
Total Bond Market Trust B	Peter Farley
James E. Shallcross

•	Peter Farley, CFA. Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration’s Investment Committee. Mr. Farley has managed Active Bond Trust and Total Bond Market Trust since October 2005 and October 2006, respectively.
•	James E. Shallcross. Mr. Shallcross joined Declaration in 1991 and is an Executive Vice President and the Director of Portfolio Management. He oversees the management of all portfolios, supervises the investment staff and is a member of Declaration’s Investment Committee. Mr. Shallcross has managed Active Bond Trust and Total Bond Market Trust since October 2005 and October 2006, respectively.

Deutsche Investment Management Americas Inc. (“DIMA”)
RREEF America L.L.C. (“RREEF”)

DIMA, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DIMA provides a full range of investment advisory services to retail and institutional clients.

RREEF, located at 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. RREEF has provided real estate investment management services to institutional investors since 1975.

Fund	Portfolio Managers

Real Estate Securities Trust	Jerry W. Ehlinger
John F. Robertson
John W. Vojticek
Asad Kazim

DIMA provides consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Trusts and Lifecycle Trusts.

•	Jerry W. Ehlinger, CFA. Managing Director and Portfolio Manager at RREEF where he oversees investments in the company’s public securities business. Before joining RREEF in 2004, Mr. Ehlinger was employed at Heitman Real Estate Investment Management for four years as a Senior Vice President and Portfolio Manager where he oversaw REIT assets of more than $2 billion. Mr. Ehlinger has managed Real Estate Securities Trust since inception.
•	Mr. Hammond has managed Global Real Estate Trust since inception.
•	Asad Kazim. Director, Portfolio Manager, Real Estate Securities. He joined RREEF in March of 2002 as a Securities Analyst in the Securities Group. Prior to joining RREEF, Mr. Kazim spent approximately two years as a Financial Analyst at Clarion CRA Securities in Radnor, Pennsylvania. Mr. Kazim has managed Real Estate Securities Trust since inception.
•	John F. Robertson, CFA. Chief Executive Officer of the global real estate securities business and is a member of the RREEF Alternative Investments Executive Committee. He also has broad oversight over all sectors of the real estate securities market and leads RREEF’s global real estate securities portfolio management activities as chair of its Global Property Asset Allocation Committee. He joined RREEF in June 1997 after six years of industry experience. Mr. Robertson has managed Global Real Estate Trust and Real Estate Securities Trust since inception.
•	John W. Vojticek. Head of the Americas Portfolio Management team having oversight of all sectors of the Americas real estate securities market. Mr. Vojticek joined RREEF in June 1996 after 8 years of experience in the real estate securities area as a trader, analyst and portfolio manager. Mr. Vojticek has managed Global Real Estate Trust and Real Estate Securities Trust since inception.

Jennison Associates LLC (“Jennison”)

Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2008, Jennison managed in excess of $62 billion in assets.

Fund	Portfolio Managers

Capital Appreciation Trust	Michael A. Del Balso
Kathleen A. McCarragher
Spiros Segalas

•	Michael A. Del Balso. Joined Jennison in May 1972 and is a Managing Director of Jennison. He is also Jennison’s Director of Research for Growth Equity. He has managed the fund since November 2000.
•	Kathleen A. McCarragher. Joined Jennison in May 1998 and is a Director and Managing Director of Jennison. She is also Jennison’s Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities. She has managed the fund since November 2000.
•	Spiros “Sig” Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He has managed the fund since November 2000.

Mr. Del Balso generally has final authority over all aspects of the fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

The portfolio managers for the fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”)

MFC Global (U.S.), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (“JHFS”) and an affiliate of the Adviser. JHFS is a subsidiary of MFC based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Active Bond Trust	Barry H. Evans
Howard C. Greene
Jeffrey N. Given

•	Jeffrey N. Given. Vice President; joined MFC Global (U.S.) in 1993.
•	Howard C. Greene. Senior Vice President; joined MFC Global (U.S.) in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.
•	Timothy M. Malloy. Senior Vice President, MFC Global (U.S.) (since 2004); Investment Analyst, Thomas Weisel Partners (2000-2004).

MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Asset Management (Hong Kong) Limited (“MAMHK”), collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. In rendering investment advisory services to Pacific Rim Trust, MFC Global (U.S.A.) may use the portfolio management, research and other resources of MAMHK, an affiliate of MFC Global (U.S.A.).

Fund	Portfolio Managers

500 Index Trust B	Carson Jen
Narayan Ramani
Lifestyle Balanced Trust	Steve Orlich
Scott Warlow
Mid Cap Index Trust	Carson Jen
Narayan Ramani
Money Market Trust B	Maralyn Kobayashi
Faisal Rahman
Optimized All Cap Trust	Harpreet Singh
Chris Hensen
Brett Hryb
Noman Ali
Rhonda Chang
Tina Hsiao
Small Cap Index Trust	Carson Jen
Narayan Ramani
Total Stock Market Index Trust	Carson Jen
Narayan Ramani

•	Noman Ali. (Co-portfolio manager since inception) Assistant Vice President and Portfolio Manager, U.S. Equity, at Manulife Financial; joined MFC Global (U.S.A.) in 1999.
•	Rhonda Chang. (Co-portfolio manager since inception) Vice President and Senior Portfolio Manager; joined MFC Global (U.S.A.) in 1994 as research analyst with the U.S. equity team; formerly an investment analyst with AIG Global Investors.
•	Tina Hsiao. Senior Investment Analyst at MFC Global Investment Management (Canada); responsible for the research and analysis of U.S. securities; member of the U.S. Equity team, which is responsible for large-cap, mid-cap, and small-cap equity mandates for clients worldwide; joined MFC Global in 2003.
•	Chris Hensen. (Co-portfolio manager since inception) Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.
•	Brett Hryb. (Co-portfolio manager since inception) Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1993.
•	Carson Jen. (Co-portfolio manager since inception) Vice President and Senior Portfolio Manager, Index Funds, at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1997.

•	Maralyn Kobayashi. (Co-portfolio manager since inception) Vice President and Senior Portfolio Manager of Money Market Trust; joined MFC Global (U.S.A.) in 1981.
•	Faisal Rahman CFA. (Co-portfolio manager since inception) Portfolio Manager joined MFC Global (U.S.A.) in 2001.
•	Narayan Ramani. (Co-portfolio manager since inception) Assistant Vice President and Senior Portfolio Manager, Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.
•	Harpreet Singh. (Co-portfolio manager since inception) Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 2000; previously a quantitative analyst at Standish, Ayer & Wood Inc.
•	Steve Orlich (since May 2006). Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management. He joined MFC Global in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics. Mr. Orlich has managed the Lifecycle Portfolios since their inception.
•	Scott Warlow. (Co-portfolio manager since inception) Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios; joined MFC in 2002. He is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Fund	Portfolio Managers

Total Return Trust	William H. Gross
Global Bond Trust	Scott Mather

•	William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.
•	Scott Mather. Mr. Mather has served as a portfolio manager of the fund since April 2008. He is a Managing Director, member of PIMCO’s Investment Committee and head of global portfolio management. He joined PIMCO in 1998.

SSgA Funds Management, Inc. (“SSgA FM”)

SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is an SEC registered investment adviser and is a wholly owned subsidiary of State Street Corporation, a public held bank holding company. As of December 31, 2008, SSgA FM had over $118 billion in assets under management. SSgA FM and other State Street advisory affiliates make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. With over $1.44 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

Fund	Portfolio Managers

International Equity Index Trust B	Thomas Coleman
Karl Schneider

•	Thomas Coleman. Principal; joined SSgA FM in 1998. Mr. Coleman has managed the fund since June 2005. Mr. Coleman is a Vice President of State Street Global Advisors and a Portfolio Manager in the Global Structured Products investment team. Within this team, Tom is responsible for the management of several international strategies, including MSCI Emerging and ACWI as well as IFC Emerging Markets, along with domestic strategies benchmarked to Russell and Standard & Poors indices. Prior to assuming his current role in April 2004, Tom managed the International Structured Products Group Operations Team. Tom holds a BS in Finance and Accounting from Boston College and an MBA from Babson College. He also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.
•	Karl Schneider. Principal; joined SSgA FM in 1997. Mr. Schneider has managed the fund since December 2007. Mr. Schneider is a Vice President of State Street Global Advisors and a Senior Portfolio Manager within the Global Structured Products group. He joined State Street in 1996 and currently manages several of the firm’s commingled US index strategies, other separately managed domestic and international funds, as well as several synthetic beta strategies, including commodities and hedge fund beta. Additionally, he is also part of the portfolio management team for the SSgA S&P 500 Index Mutual Fund and the SSgA IAM Shares Mutual Fund.

Prior to joining the Global Structured Products Group, Karl worked as a portfolio manager in SSgA’s Currency Management group, managing both active currency selection and traditional passive hedging overlay portfolios. Prior to this, he worked as an analyst in State Street’s Process Engineering division where he both assisted and led a number of internal consulting engagements aimed at improving operational efficiencies within the custody bank.

Karl holds a BS in Finance and Investments from Babson College and also an MS in Finance from the Carroll School of Management at Boston College. Additionally, he holds a Series 3 license from the National Futures Association.

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2008, T. Rowe Price and its affiliates managed over $276.3 billion for over ten million individual and institutional investor accounts.

Fund	Portfolio Managers

Blue Chip Growth Trust	Larry J. Puglia
Equity-Income Trust	Brian C. Rogers
Health Sciences Trust	Kris H. Jenner
Mid Value Trust	David J. Wallack

•	Kris H. Jenner. Vice President; joined T. Rowe Price in 1997; previously a post-doctoral fellow at the Brigham and Women’s Hospital, Harvard Medical School (1995 — 1997).
•	Larry J. Puglia. Vice President; joined T. Rowe Price in 1990. Mr. Puglia has managed Blue Chip Growth Trust since October 2005.
•	Brian C. Rogers. Vice President; joined T. Rowe Price in 1982. Mr. Rogers has managed Equity-Income Trust since October 2005.
•	David J. Wallack. Vice President; joined T. Rowe Price in 1990. Mr. Wallack has managed Small Cap Trust since January 2009.
•	Brian C. Rogers. Chief Investment Officer; joined T. Rowe Price in 1982; responsible for the fund’s dividend-paying common stock and value stock investments.

Wellington Management Company, LLP (“Wellington Management”)

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of February 28, 2009 Wellington Management had investment management authority with respect to approximately $378 billion* in assets.

Fund	Portfolio Managers

Mid Cap Stock Trust	Michael T. Carmen, CFA
Mario E. Abularach, CFA
Small Cap Growth Trust	Steven C. Angeli, CFA
Mario E. Abularach, CFA
Stephen Mortimer
Small Cap Value Trust	Timothy J. McCormack, CFA
Shaun F. Pedersen

•	Mario E. Abularach, CFA. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2001. Has been involved in portfolio management and securities analysis for Mid Cap Stock Trust since its inception in 2005 and Small Cap Growth Trust since 2008.
•	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994. Has served as Portfolio Manager for the fund since its inception.
•	Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1999. Has served as Portfolio Manager for the fund since its inception.
•	Timothy J. McCormack, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager of the Small Cap Value Trust since July 2008. Mr. McCormack has been involved in portfolio management and securities analysis for the Small Cap Value Trust since its inception. Mr. McCormack joined Wellington Management as an investment professional in 2000.
•	Stephen Mortimer. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2001. Has been involved in portfolio management and securities analysis for the fund since its inception.
•	Shaun F. Pedersen. Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager of the Small Cap Value Trust since July 2008. Mr. McCormack has been involved in portfolio management and securities analysis for the fund since its inception. Mr. Pedersen joined Wellington Management as an investment professional in 2004.

* The firm-wide asset totals do not include agency MBS pass-through accounts managed for the Federal Reserve.

Western Asset Management Company (“Western Asset”)
Western Asset Management Company Limited serves as sub-subadviser*

Western Asset, headquartered at 385 East Colorado Boulevard, Pasadena, California,91101 is one of the world’s leading investment management firms. Its sole business is managing fixed-income portfolios, an activity the Firm has pursued for over 38 years. From offices in Pasadena, New York, Sao Paulo, London, Singapore, Hong Kong, Tokyo and Melbourne, Western Asset’s 1,046 employees perform investment services for a wide variety of global clients. The Firm’s clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money market to emerging markets. Western Asset’s current client base totals 675, representing 47 countries, 1,361 accounts, and over $513.3 billion in assets under management.

Fund	Portfolio Managers

High Yield Trust	Steven A. Walsh
S. Kenneth Leech
Michael C. Buchanan
Keith J. Gardner
U.S. Government Securities Trust	Steven A. Walsh
S. Kenneth Leech
Mark S. Lindbloom
Frederick R. Marki

•	Steven A. Walsh. Chief Investment Officer of Western Asset since September 2008, previously served as Western Asset’s Deputy Chief Investment Officer; joined Western Asset in 1991. Prior to Western Asset, Mr. Walsh worked at Security Pacific Investment Managers, Inc. Portfolio Manager, 1989-1991, and Atlantic Richfield Company Portfolio Manager, 1981-1988. Mr. Walsh has managed High Yield Trust, Strategic Bond Trust and U.S. Government Securities Trust since March 2006. Mr. Walsh has managed Floating Rate Income Trust since inception.
•	S. Kenneth Leech. Chief Investment Officer Emeritus of Western Asset since September 2008, previously served as Western Asset’s Chief Investment Officer; joined Western Asset in 1990. Prior to Western Asset, Mr. Leech worked at Greenwich Capital Markets Portfolio Manager, 1988-1990; The First Boston Corporation Fixed Income Manager, 1980-1988, and National Bank of Detroit Portfolio Manager, 1977-1980. Mr. Leech has managed High Yield Trust, Strategic Bond Trust and U.S. Government Securities Trust since March 2006. Mr. Leech has managed Floating Rate Income Trust since inception.
•	Michael C. Buchanan. (co-portfolio manager since inception) Portfolio Manager, joined Western Asset in 2005. Prior to Western Asset, Mr. Buchanan worked for Credit Suisse Asset Management Managing Director, Head of U.S. Credit Products, 2003-2005; Janus Capital Management Executive Vice President, Portfolio Manager, 2003; BlackRock Financial Management Managing Director, Head of High Yield Trading, 1998-2003, and Conseco Capital Management Vice President, Portfolio Manager, 1990-1998. Mr. Buchanan has managed High Yield Trust and Strategic Bond Trust since March 2006. Mr. Buchanan has managed Floating Rate Income Trust since inception
•	Keith J. Gardner. Portfolio Manager/ Research Analyst, joined Western Asset in 1994. Prior to Western Asset, Mr. Gardner worked for Legg Mason, Inc. Portfolio Manager, 1992-1994; T. Rowe Price Associates, Inc. Portfolio Manager, 1985-1992, and Salomon Brothers, Inc. Research Analyst, 1983-1985. Mr. Gardner has managed High Yield Trust and Strategic Bond Trust since March 2006.
•	Mark S. Lindbloom. Portfolio Manager, joined Western Asset in 2006. Prior to Western Asset, Mr. Lindbloom worked for Citigroup Asset Management Portfolio Manager, 1986-2005; Brown Brothers Harriman & Co. Portfolio Manager, 1981-1986, and The New York Life Insurance Company Analyst, 1979-1981. Mr. Lindbloom has managed Strategic Bond Trust and U.S. Government Securities Trust since March 2006.
•	Frederick R. Marki. Frederick R. Marki. Senior Portfolio Manager, joined Western Asset in 2005. Prior to Western Asset, Mr. Marki worked for Citigroup Asset Management Senior Portfolio Manager, 1991-2005; UBS Portfolio Manager, 1989-1991; Merrill Lynch Vice President, 1985-1989, and Federal Reserve Bank Assistant Economist, 1983-1985. Mr. Marki has managed U.S. Government Securities Trust since March 2006.

MULTICLASS PRICING; RULE 12B-1 PLANS

Multiple Classes of Shares

Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees for Series I shares, Series II shares and Series III shares, and voting rights.

The expenses of each fund are borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. Notwithstanding the foregoing, “class expenses” are allocated to each class. “Class expenses” for each fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which the Adviser to each fund determines are properly allocable to a particular class. The Adviser will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. The Adviser’s determination is subject to ratification or approval by the Board. The kinds of expenses that the Adviser may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans of Each Class

NAV shares are not subject to a Rule 12b-1 fee.

Rule 12b-1 fees will be paid to the JHT’s Distributor, John Hancock Distributors, LLC, or any successor thereto (the “Distributor”).

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,

(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

(iii) for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT’s investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

Rule 12b-1 fees are paid out of a fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

GENERAL INFORMATION

Taxes

The following is a summary of some important tax issues that affect JHT and the funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHT or the funds. More information about taxes is located in the SAI under the heading — “Additional Information Concerning Taxes”. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON YOUR PERSONAL TAX LIABILITY.

Qualification as a Regulated Investment Company; Diversification Requirements Applicable to Insurance Company Separate Accounts

JHT intends to take the steps necessary to qualify each fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and believes that each fund will so qualify. As a result of qualifying as a regulated investment company, each fund will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income and 90% of its net tax exempt interest income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

Because JHT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any fund in which it invests, provided that the fund qualifies as a regulated investment company. Therefore, each fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

If a fund failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

•	would be treated as owning shares of the fund (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and
•	the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

In addition, if a fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that each fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

Tax-Qualified and Non-Qualified Contracts

Certain of MFC’s life insurance subsidiaries (the “Insurance Companies”) are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their “policyholder reserves.” They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a “DAC tax charge” they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a “DAC tax adjustment.” They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

The Insurance Companies’ contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHT, including the application of state and local taxes.

Foreign Investments

When investing in foreign securities or currencies, a fund may incur withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a fund of JHT.

Tax Implications for Insurance Contracts With Investments Allocated to JHT

For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a fund of JHT, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See “Additional Information Concerning Taxes” in the SAI for additional information on taxes.

Dividends

JHT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund except the Money Market Trust and Money Market Trust B, will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash. Dividends from net investment income and net capital gain, if any, for the Money Market Trust and Money Market Trust B will be declared and reinvested, or paid in cash, daily.

Purchase and Redemption of Shares

Shares of each fund of JHT are offered continuously, without sales charge, at a price equal to their NAV. The distributor of the shares of JHT is John Hancock Distributors LLC. Shares of each fund of JHT are sold and redeemed at their NAV next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by JHT. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

•	trading on the New York Stock Exchange (“NYSE”) is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;
•	an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or
•	the SEC by order so permits for the protection of security holders of JHT.

Calculation of NAV
The NAV of the shares of each fund is determined once daily as of the close of day-time trading of the NYSE, Monday through Friday, except that no determination is required on:

(i) days on which changes in the value of such fund’s portfolio securities will not materially affect the current NAV of the shares of the fund,

(ii) days during which no shares of such fund are tendered for redemption and no order to purchase or sell such shares is received by JHT, or

(iii) the following business holidays or the days on which such holidays are observed by the NYSE: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAVs per share of all funds, except the Money Market Trusts, are computed by:

(i) adding the sum of the value of the securities held by each fund plus any cash or other assets it holds,

(ii) subtracting all its liabilities, and

(iii) dividing the result by the total number of shares outstanding of that fund at such time.

Valuation of Securities
Securities held by a fund (except securities held by the Money Market Trusts, shares of other open-end investment companies held by a fund of funds, and debt instruments with remaining maturities of 60 days or less) are valued at their market value if market quotations are readily available. Otherwise, fund portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to JHT’s Pricing Committee, and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees. Shares of other open-end investment companies held by a fund are valued at NAV. Securities held by the Money Market Trusts and debt instruments with remaining maturities of 60 days or less are valued at amortized cost.

Generally, trading (i) in non-U.S. securities; (ii) U.S. government securities; and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the NYSE. The values of such securities used in computing a fund’s NAV are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,
•	the performance of U.S. securities markets,
•	the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities, and
•	the fact that JHT is calculating its NAV for its portfolios when a particular foreign market is closed.

In view of these factors, it is likely that funds investing significant amount of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amount of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

in the case of fixed income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,
•	announcements concerning matters such as trading suspensions, acquisitions, recapitalizations, or litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and
•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the value of the fund’s portfolio securities as of the close of the NYSE (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in other open-end investment companies, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

If a fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Disruptive Short Term Trading

None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadviser’s ability to effectively manage a fund in accordance with its investment objective and policies) and dilute the interest in a fund held for long-term investment (“Disruptive Short-Term Trading”).

The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading and JHT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a fund’s holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.

Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment i.e. Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that the ability to restrict Disruptive Short-Term Trading and the restrictions on Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target funds with the following types of investments:

1. Funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV.

2. Funds with significant investments in high yield securities that are infrequently traded; and

3. Funds with significant investments in small cap securities.

Market timers may also target funds with other types of investments for frequent trading of shares.

Policy Regarding Disclosure of Fund Portfolio Holdings

The SAI contains a description of JHT’s policies and procedures regarding disclosure of JHT portfolio holdings. (See “Procedures Regarding Disclosure of Trust Portfolio Holdings”)

Each of the funds of funds invests in shares of other funds. The holdings of each fund of funds in other funds will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a fund of funds. In addition, the ten largest holdings of each fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT’s Form N-CSR and Form N-Q will contain each fund’s entire portfolio holdings as of the applicable calendar quarter end.

www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

Purchasers of Shares of JHT

Shares of JHT may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts. Due to differences in tax treatments and other considerations, the interests of various contract owners participating in JHT may conflict. The Board of Trustees of JHT will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Broker Compensation and Revenue Sharing Arrangements

Insurance companies and their SEC registered separate accounts may use JHT as an underlying investment medium for their variable annuity contracts and variable life insurance policies (“Variable Products”). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the “John Hancock Insurance Companies”) and certain of their separate accounts that are exempt from SEC registration may use Series I shares of JHT as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection with the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHT also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years.) Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account which may use JHT as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

The financial statements of JHT as of December 31, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHT’s financial statements, in JHT’s annual report which has been incorporated by reference into the SAI and is available upon request.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
500 Index Trust B
Series NAV
12-31-2008	18.51	0.32	[1]	(7.15)	(6.83)	(0.34)	(0.10)	—	(0.44)	11.24	(37.19)[2,3]		0.50	[4]	0.25	2.05	698	7
12-31-2007	18.13	0.32	[1]	0.62	0.94	(0.56)	—	—	(0.56)	18.51	5.25	[2,3]	0.49	[4]	0.25	1.72	1,215	13
12-31-2006	15.87	0.29	[1]	2.16	2.45	(0.19)	—	—	(0.19)	18.13	15.56	[2,3,5]	0.49	[4]	0.25	1.72	1,160	6
12-31-2005[6]	15.42	0.25	[1]	0.46	0.71	(0.07)	(0.19)	—	(0.26)	15.87	4.65	[2,3]	0.43	[4]	0.24	1.65	1,110	13	[7]
12-31-2004[8]	14.18	0.27		1.23	1.50	(0.26)	—	—	(0.26)	15.42	10.70	[2]	0.22		0.22	1.85	842	14

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
6.Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust I (“VST”) Equity Index Fund Series I became owners of an equal number of full and fractional Series NAV shares of the 500 Index Trust B. Additionally, the accounting and performance history of the former VST Equity Index Fund Series I was redesignated as that of Series NAV shares of 500 Index Trust B.
7.Excludes merger activity.
8.Audited by previous Independent Registered Public Accounting Firm.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Active Bond Trust
Series NAV
12-31-2008	9.40	0.49	[1]	(1.47)	(0.98)	(0.51)	—	—	(0.51)	7.91	(10.48)[2,3]		0.64	[4]	0.64	5.44	1,685	100	[5]
12-31-2007	9.89	0.52	[1]	(0.13)	0.39	(0.88)	—	—	(0.88)	9.40	4.03	[2,3]	0.63	[4]	0.63	5.31	1,871	140	[5]
12-31-2006	9.73	0.40	[1]	0.03	0.43	(0.27)	—	—	(0.27)	9.89	4.54	[2,3,6]	0.64	[4]	0.64	4.18	1,774	207
12-31-2005[12]	9.63	0.43	[1]	(0.19)	0.24	(0.12)	(0.02)	—	(0.14)	9.73	2.54	[2]	0.70		0.70	4.41	1,220	305	[10]
12-31-2004[11]	9.64	0.34		0.11	0.45	(0.34)	(0.12)	—	(0.46)	9.63	4.75	[2]	0.70		0.70	3.56	1,002	444

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 255% for 12-31-08 and 284% for 12-31-07. Prior years exclude the effect of TBA transactions.
6.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
10.Excludes merger activity.
11.Audited by previous Independent Registered Public Accounting Firm.
12.Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust I (“VST”) Active Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Active Bond Trust. Additionally, the accounting and performance history of the former VST Active Bond Fund Series NAV was redesignated as that of Series NAV shares of Active Bond Trust.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Blue Chip Growth Trust
Series NAV
12-31-2008	21.66	0.04	[1]	(9.12)	(9.08)	(0.07)	(0.31)	—	(0.38)	12.20	(42.52)[2,3]		0.85	[4]	0.82		0.23		1,299	58
12-31-2007	19.36	0.10	[1]	2.37	2.47	(0.17)	—	—	(0.17)	21.66	12.81	[2,3,5]	0.83	[4]	0.80		0.46		2,491	34
12-31-2006	17.71	0.10	[1]	1.59	1.69	(0.04)	—	—	(0.04)	19.36	9.59	[2,3,6]	0.83	[4]	0.81		0.56		1,880	37
12-31-2005[9]	16.32	0.04	[1]	1.45	1.49	(0.10)	—	—	(0.10)	17.71	9.19	[2,3,10]	0.87	[4,11]	0.84	[11]	0.28	[11]	1,480	65	[7]

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Blue Chip Growth Series NAV	0.01	12.76%

6.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7.Excludes merger activity.
9.Series NAV shares began operations on 2-28-05.
10.Not annualized.
11.Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Capital Appreciation Trust
Series NAV
12-31-2008	10.06	0.04	[1]	(3.78)	(3.74)	(0.05)	—	—	(0.05)	6.27	(37.23)[2]		0.76		0.76		0.46	526	97
12-31-2007	9.08	0.03	[1]	1.03	1.06	(0.04)	(0.04)	—	(0.08)	10.06	11.69	[2,3,4]	0.77	[5]	0.77		0.36	780	73
12-31-2006	10.02	0.01	[1]	0.21	0.22	—	(1.16)	—	(1.16)	9.08	2.38	[2,3,6]	0.78	[5]	0.78		0.15	627	114	[7]
12-31-2005[9]	8.51	(0.01)[1]		1.53	1.52	(0.01)	—	—	(0.01)	10.02	17.88	[2,10]	0.88	[11]	0.88	[11]	(0.18)[11]	207	101

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Capital Appreciation Series NAV	$0.01	11.58%

5.Does not take into consideration expense reductions during the periods shown.
6.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7.Excludes merger activity.
9.Series NAV shares began operations on 2-28-05.
10.Not annualized.
11.Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Equity-Income Trust
Series NAV
12-31-2008	16.43	0.35	[1]	(6.13)	(5.78)	(0.36)	(0.36)	—	(0.72)	9.93	(35.94)[2,3]		0.86	[4]	0.82		2.55		808	32
12-31-2007	18.49	0.33	[1]	0.28	0.61	(0.56)	(2.11)	—	(2.67)	16.43	3.39	[2,3,5]	0.84	[4]	0.81		1.79		1,431	25
12-31-2006	16.85	0.28	[1]	2.74	3.02	(0.28)	(1.10)	—	(1.38)	18.49	19.05	[2,3,6]	0.84	[4]	0.82		1.65		1,290	16
12-31-2005[8]	17.11	0.23	[1]	0.34	0.57	(0.24)	(0.59)	—	(0.83)	16.85	3.57	[2,3,9]	0.86	[4,10]	0.83	[10]	1.64	[10]	1,189	48	[7]

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share		Total Return Excluding
	from Payment from		Payment from
	Affiliate for the		Affiliate for the
Portfolio	Year Ended 12-31-2007		Year Ended 12-31-2007

Equity-Income Series NAV	—	[11]	3.39%

6.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7.Excludes merger activity.
8.Series NAV shares began operations on 2-28-05.
9.Not annualized.
10.Annualized.
11.Less than $0.01 per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Financial Services Trust
Series NAV
12-31-2008	14.53	0.11	[1]	(6.34)	(6.23)	(0.10)	(0.68)	—	(0.78)	7.52	(44.63)[2,3]		0.90	[4]	0.90		0.97		20	11
12-31-2007	18.77	0.14	[1]	(1.45)	(1.31)	(0.25)	(2.68)	—	(2.93)	14.53	(6.74)[2,3,5]		0.86	[4]	0.86		0.75		42	12
12-31-2006	15.31	0.10	[1]	3.43	3.53	(0.07)	— [6]	—	(0.07)	18.77	23.16	[2,3,7]	0.86	[4]	0.86		0.63		55	12
12-31-2005[9]	13.32	0.05	[1]	1.94	1.99	—	—	—	—	15.31	14.94	[3,10]	0.92	[4,8]	0.88	[8]	0.52	[8]	54	51
1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share		Total Return Excluding
	from Payment from		Payment from
	Affiliate for the		Affiliate for the
Portfolio	Year Ended 12-31-2007		Year Ended 12-31-2007

Financial Services Series NAV	—	[6]	–6.74%

6.Less than $0.01 per share.
7.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
8.Annualized.
9.Series NAV shares began operations on 4-29-05.
10.Not annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	tax return	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Global Bond Trust
Series NAV
12-31-2008	15.16	0.72	[1]	(1.38)	(0.66)	(0.09)	—	—	(0.09)	14.41	(4.42)[2,3]		0.84	[4]	0.84		4.72		602	487	[5]
12-31-2007	14.91	0.60	[1]	0.78	1.38	(1.13)	—	—	(1.13)	15.16	9.60	[2,3]	0.81	[4,6]	0.81	[6]	4.04		929	325	[5]
12-31-2006	14.34	0.54	[1]	0.22	0.76	—	(0.19)	—	(0.19)	14.91	5.35	[2,3,7]	0.80	[4,8]	0.80	[8]	3.69		733	204
12-31-2005[11]	16.11	0.40	[1]	(1.26)	(0.86)	(0.78)	(0.13)	—	(0.91)	14.34	(5.58)[2,12]		0.80	[13]	0.80	[13]	3.16	[13]	520	327	[9]

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 800% for 12-31-08 and 877% for 12-31-07. Prior years exclude the effect of TBA transactions.
6.Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%.
7.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
8.Includes interest expense on securities sold short. Excluding interest expense the expense ratios for the period ended would have been as follows:

	Ratio of gross	Ratio of net
	expenses to average	expenses to average
	net assets	net assets

Series NAV	0.80%	0.80%

9.Excludes merger activity.
11.Series NAV shares began operations on 2-28-05.
12.Not annualized.
13.Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Health Sciences Trust
Series NAV
12-31-2008	15.12	(0.07)[1]	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.37	(29.86)[2,3]		1.17	[4]	1.12		(0.53)	21	51
12-31-2007	15.72	(0.08)[1]	2.68	2.60	—	(3.20)	—	(3.20)	15.12	17.73	[2,3,5]	1.14	[4]	1.09		(0.48)[6]	34	50
12-31-2006	15.98	(0.11)[1]	1.34	1.23	—	(1.49)	—	(1.49)	15.72	8.50	[2,3]	1.14	[4]	1.11		(0.72)	30	52
12-31-2005[8]	12.99	(0.08)[1]	3.07	2.99	—	—	—	—	15.98	23.02	[2,9]	1.12	[4,10]	1.12	[10]	(0.81)[10]	29	67	[7]

1.Based on the average of the shares outstanding.
2.Total returns would have been lower had certain expenses not been reduced during the periods shown.
3.Assumes dividend reinvestment.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share		Total Return Excluding
	from Payment from		Payment from
	Affiliate for the		Affiliate for the
Portfolio	Year Ended 12-31-2007		Year Ended 12-31-2007

Health Sciences Series NAV	—	[11]	17.73%

6.Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Portfolio which amounted to the following amounts:

			Percentage of
Portfolio	Series	Per share	average net assets

Health Sciences	NAV	0.02	0.17%

7.Excludes merger activity.
8.Series NAV shares began operations on 4-29-05.
9.Not annualized.
10.Annualized.
11.Less than $0.01 per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
High Yield Trust
Series NAV
12-31-2008	9.46	0.86	[1]	(3.65)	(2.79)	(0.81)	—	—	(0.81)	5.86	(29.48)[2,3]		0.72	[4]	0.72		10.17		1,404	61
12-31-2007	10.63	0.83	[1]	(0.65)	0.18	(1.35)	—	—	(1.35)	9.46	1.64	[2,3]	0.70	[4]	0.70		8.07		1,900	75	[5]
12-31-2006	10.29	0.77	[1]	0.25	1.02	(0.68)	—	—	(0.68)	10.63	10.46	[2,3,6]	0.71	[4]	0.71		7.57		1,526	90
12-31-2005[8]	10.63	0.64	[1]	(0.38)	0.26	(0.60)	—	—	(0.60)	10.29	2.70	[2,9]	0.72	[10]	0.72	[10]	7.58	[10]	1,349	92	[7]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 75% for 12-31-07. Prior years exclude the effect of TBA transactions.
6.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7.Excludes merger activity.
8.Series NAV shares began operations on 2-28-05.
9.Not annualized.
10.Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
International Equity Index Trust B
Series NAV
12-31-2008	21.05	0.54	[1]	(9.79)	(9.25)	(0.48)	(0.16)	—	(0.64)	11.16	(44.36)[4,5]		0.58	[6]	0.34	3.18	304	12
12-31-2007	21.28	0.54	[1]	2.58	3.12	(1.13)	(2.22)	—	(3.35)	21.05	15.76	[4,5]	0.57	[6]	0.34	2.51	550	9
12-31-2006	16.99	0.47	[1]	4.14	4.61	(0.16)	(0.16)	—	(0.32)	21.28	27.41	[4,5,7]	0.57	[6]	0.34	2.48	425	20
12-31-2005[2]	16.25	0.33	[1]	2.05	2.38	(0.20)	(1.44)	—	(1.64)	16.99	16.56	[4,5]	0.61	[6]	0.34	2.56	418	9
12-31-2004[3]	13.82	0.31		2.44	2.75	(0.32)	—	—	(0.32)	16.25	20.24	[4,5]	0.38	[6]	0.30	2.13	200	20

1.Based on the average of the shares outstanding.
2.The financial highlights for the year ended 12-31-2005 take into consideration the effect of the merger of the former VST International Equity Index Series NAV on 4-29-05.
3.Audited by previous Independent Registered Public Accounting Firm.
4.Assumes dividend reinvestment.
5.Total returns would have been lower had certain expenses not been reduced during the periods shown.
6.Does not take into consideration expense reductions during the periods shown.
7.John Hancock Life Insurance Company made a voluntary payment to the portfolio of $2,611,555. Excluding this payment, the total return would have been 26.63%.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Balanced Trust
Series NAV
12-31-2008	13.63	1.43	[1,2]	(5.56)	(4.13)	(0.37)	(0.53)	—	(0.90)	8.60	(31.28)[3]		0.08	[4]	0.08	[4,5]	14.44	[1]	1,035	36
12-31-2007	13.86	0.65	[1,2]	0.23	0.88	(0.63)	(0.48)	—	(1.11)	13.63	6.52	[3]	0.06	[4]	0.06	[4,5]	4.67	[1]	103	13
12-31-2006	13.92	0.21	[1,2]	1.42	1.63	(0.25)	(1.40)	(0.04)	(1.69)	13.86	12.80	[3]	0.05	[4]	0.05	[4]	1.61	[1]	52	19
12-31-2005[6]	12.67	—	[1,2,7]	1.26	1.26	— [7]	(0.01)	—	(0.01)	13.92	9.94	[3,8]	0.06	[4,9]	0.06	[4,9]	(0.03)[1,9]		12	99

1.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2.Based on the average of the shares outstanding.
3.Assumes dividend reinvestment.
4.Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5.Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Balanced Trust

12/31/2008	0.49%–1.17%
12/31/2007	0.49%–1.12%

6.Series NAV shares began operations on 4-29-05.
7.Less than $0.01 per share.
8.Not annualized.
9.Annualized.

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset				of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,				expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of		Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period		return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)		(%)		(%)		(%)		(%)		(in millions)	(%)
Mid Cap Index Trust
Series NAV
12-31-2008	17.42	0.18	[1]	(6.37)	(6.19)	(0.16)	(0.40)	—	(0.56)	10.67		(36.39)[2,3]		0.50	[4]	0.50		1.23		389	41
12-31-2007	18.85	0.22	[1,5]	1.21	1.43	(0.29)	(2.57)	—	(2.86)	17.42	[6]	7.61	[2,3,6]	0.50	[4]	0.49		1.08	[5]	430	29
12-31-2006	18.06	0.22	[1]	1.51	1.73	(0.12)	(0.82)	—	(0.94)	18.85		9.74	[2,3]	0.52	[4]	0.52		1.21		603	15	[7]
12-31-2005[8]	15.40	0.12	[1]	2.54	2.66	—	—	—	—	18.06		17.27	[9]	0.54	[10]	0.54	[10]	1.01	[10]	74	19

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Net investment income/loss per share and ratio of net investment income/loss to average net assets reflects special dividends received by the Portfolio which amounted to the following amounts:

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

			Percentage of
Portfolio	Series	Per share	average net assets

Mid Cap Index	NAV	$0.05	0.25%

6.Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series II and Series NAV and by $0.01 per share for Series I and the total return by less than 0.01% for Series II and Series NAV and by 0.05% for Series I. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $17.42, $17.36 and $17.42 and 7.57%, 7.39% and 7.61% for Series I, Series II and Series NAV, respectively.
7.Excludes merger activity.
8.Series NAV shares began operations on 4-29-05.
9.Not annualized.
10.Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net	Net realized							Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net		From net	Tax		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment		realized	return	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income		gain	of capital	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)		($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Mid Cap Stock Trust
Series NAV
12-31-2008	16.03	(0.01)[1]	(6.87)	(6.88)	—		(0.38)	—	(0.38)	8.77	(43.75)[2,3]		0.89	[4]	0.89		(0.07)	296	130	[5]
12-31-2007	17.01	(0.02)[1]	3.63	3.61	—	[7]	(4.59)	—	(4.59)	16.03	23.59	[2,3,6]	0.89	[4]	0.88		(0.13)	702	133
12-31-2006	15.59	0.02 [1]	2.07	2.09	—		(0.67)	—	(0.67)	17.01	13.66	[2,3,8]	0.88	[4]	0.88		0.09	473	123
12-31-2005[10]	13.50	(0.02)[1]	2.62	2.60	—		(0.51)	—	(0.51)	15.59	20.07	[2,11]	0.91	[12]	0.91	[12]	(0.21)[12]	399	196	[5]

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Excludes merger activity.
6.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Mid Cap Stock Series NAV	0.01	23.51%

7.Less than $0.01 per share.
8.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
10.Series NAV shares began operations on 2-28-05.
11.Not annualized.
12.Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Mid Value Trust
Series NAV
12-31-2008	10.67	0.11		(3.74)	(3.63)	(0.12)	(0.20)	—	(0.32)	6.72	(34.74)[2,3]		1.08	[4]	1.03	1.16	75	85
12-31-2007	13.65	0.24	[1]	(0.11)	0.13	(0.30)	(2.81)	—	(3.11)	10.67	0.60	[2,3]	1.04	[4]	0.99	1.87	159	69
12-31-2006	12.35	0.09	[1]	2.27	2.36	(0.04)	(1.02)	—	(1.06)	13.65	20.34	[2,3]	1.06	[4]	1.03	0.70	167	59
12-31-2005[8]	11.67	0.05	[1]	0.81	0.86	(0.01)	(0.17)	—	(0.18)	12.35	7.39	[2,3]	1.10	[4]	1.08	0.40	162	47
12-31-2004[9]	10.98	0.06		1.97	2.03	(0.04)	(1.30)	—	(1.34)	11.67	18.74	[2,3]	1.22	[4]	1.15	0.50	179	196

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
8.Effective 4-29-05, shareholders of the former VST Mid Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Mid Value. Additionally, the accounting and performance history of the former VST Mid Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Mid Value.
9.Audited by previous Independent Registered Public Accounting Firm.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Money Market Trust B
Series NAV
12-31-2008	1.00	0.02		—	0.02	(0.02)	—	—	(0.02)	1.00	2.11	[4,5]	0.53	[6]	0.29	1.97	963	—
12-31-2007	1.00	0.05	[3]	—	0.05	(0.05)	—	—	(0.05)	1.00	4.82	[4,5]	0.51	[6]	0.28	4.67	612	—
12-31-2006	1.00	0.05	[3]	—	0.05	(0.05)	—	—	(0.05)	1.00	4.70	[4,5]	0.51	[6]	0.28	4.61	480	—
12-31-2005[1]	1.00	0.03	[3]	—	0.03	(0.03)	—	—	(0.03)	1.00	2.97	[4,5]	0.50	[6]	0.28	2.91	442	—
12-31-2004[2]	1.00	0.01		—	0.01	(0.01)	—	—	(0.01)	1.00	1.09	[4]	0.33		0.33	1.05	472	—

1.Effective 4-29-05, shareholders of the former VST Money Market Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Money Market B. Additionally, the accounting and performance history of the former VST Money Market Fund Series NAV was redesignated as that of Series NAV shares of Money Market B.
2.Audited by previous Independent Registered Public Accounting Firm.
3.Based on the average of the shares outstanding.
4.Assumes dividend reinvestment.
5.Total returns would have been lower had certain expenses not been reduced during the periods shown.
6.Does not take into consideration expense reductions during the periods shown.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Optimized All Cap Trust
Series NAV
12-31-2008	15.41	0.19	[1]	(6.84)	(6.65)	(0.12)	—	—	(0.12)	8.64	(43.16)[2,3]		0.74	[4]	0.74		1.62		958		151
12-31-2007	17.41	0.24	[1]	0.41	0.65	(0.22)	(2.43)	—	(2.65)	15.41	3.88	[2,3,5]	0.75	[4]	0.75		1.35		1		159
12-31-2006	16.59	0.16	[1]	2.29	2.45	(0.18)	(1.45)	—	(1.63)	17.41	15.24	[2,3]	0.76	[4]	0.76		0.92		—	[6]	141
12-31-2005[7]	15.38	0.11	[1]	2.26	2.37	(0.16)	(1.00)	—	(1.16)	16.59	15.35	[2,8]	0.78	[9]	0.78	[9]	0.78	[9]	—	[6]	133

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share		Total Return Excluding
	from Payment from		Payment from
	Affiliate for the		Affiliate for the
Portfolio	Year Ended 12-31-2007		Year Ended 12-31-2007

Optimized All Cap Series NAV	—	[10]	3.88%

6.Less than $500,000.
7.Series NAV shares began operations on 4-29-05.
8.Not annualized.
9.Annualized.
10.Less than $0.01 per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Overseas Equity Trust
Series NAV
12-31-2008	13.91	0.24	[1]	(5.82)	(5.58)	(0.23)	(0.69)	—	(0.92)	7.41	(42.05)[2,3]		1.17	[4]	1.17	2.19	294	90
12-31-2007	14.36	0.19	[1]	1.52	1.71	(0.36)	(1.80)	—	(2.16)	13.91	12.53	[2,3]	1.11	[4]	1.11	1.24	579	69
12-31-2006	12.51	0.19	[1]	2.23	2.42	(0.12)	(0.45)	—	(0.57)	14.36	19.86	[2,3,5]	1.13	[4]	1.13	1.44	511	32
12-31-2005[10]	10.87	0.14	[1]	1.82	1.96	(0.06)	(0.26)	—	(0.32)	12.51	18.31	[2]	1.33		1.33	1.22	244	34
12-31-2004[11]	9.85	0.07		1.01	1.08	(0.06)	—	—	(0.06)	10.87	11.02	[2,3]	1.64	[4]	1.53	0.24	245	103

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

5.John Hancock Life Insurance Company made a voluntary payment to Series I, Series II and Series NAV of $14,372, $28,883 and $1,943,168, respectively. Excluding this payment, total returns would have been 19.39%, 19.14% and 19.44% for Series I, Series II and Series NAV, respectively.
10.Effective 4-29-05, shareholders of the former VST Overseas Equity B Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Overseas Equity. Additionally, the accounting and performance history of the former VST Overseas Equity B Fund Series NAV was redesignated as that of Series NAV shares of Overseas Equity.
11.Audited by previous Independent Registered Public Accounting Firm.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Real Estate Securities Trust
Series NAV
12-31-2008	12.34	0.28	[1]	(5.01)	(4.73)	(0.39)	(0.16)	—	(0.55)	7.06	(39.39)[2,3]		0.75	[4]	0.75		2.52		153	84
12-31-2007	27.58	0.37	[1]	(3.13)	(2.76)	(0.65)	(11.83)	—	(12.48)	12.34	(15.56)[2,3]		0.73	[4]	0.73		1.79		301	77
12-31-2006	24.83	0.59	[1]	7.44	8.03	(0.51)	(4.77)	—	(5.28)	27.58	38.17	[2,3,5]	0.73	[4]	0.73		2.31		437	67
12-31-2005[7]	25.30	0.78	[1]	3.14	3.92	(0.60)	(3.79)	—	(4.39)	24.83	18.62	[2,8]	0.75	[9]	0.75	[9]	3.87	[9]	828	92[6]

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
6.Excludes merger activity.
7.Series NAV shares began operations on 2-28-05.
8.Not annualized.
9.Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Short-Term Bond Trust
Series NAV
12-31-2008	9.44	0.44	[3]	(2.23)	(1.79)	(0.68)	—	—	(0.68)	6.97	(18.92)[4,5]		0.66	[6]	0.66	4.81	92	47
12-31-2007	10.08	0.45	[3]	(0.12)	0.33	(0.93)	—	(0.04)	(0.97)	9.44	3.35	[4,5]	0.60	[6]	0.60	4.55	244	60
12-31-2006	9.98	0.41	[3]	0.03	0.44	(0.34)	—	—	(0.34)	10.08	4.55	[4,5,7]	0.62	[6]	0.62	4.15	297	99
12-31-2005[1]	9.93	0.31	[3]	(0.11)	0.20	(0.15)	—	—	(0.15)	9.98	2.07	[4]	0.72		0.72	3.08	207	36
12-31-2004[2]	10.13	0.30		(0.15)	0.15	(0.30)	—	(0.05)	(0.35)	9.93	1.42	[4]	0.69		0.69	2.96	253	39

1.Effective 4-29-05, shareholders of the former VST Short-Term Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Short-Term Bond Trust. Additionally, the accounting and performance history of the former VST Short-Term Bond Fund Series NAV was redesignated as that of Series NAV shares of Short-Term Bond Trust.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

2.Audited by previous Independent Registered Public Accounting Firm.
3.Based on the average of the shares outstanding.
4.Assumes dividend reinvestment.
5.Total returns would have been lower had certain expenses not been reduced during the periods shown.
6.Does not take into consideration expense reductions during the periods shown.
7.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
															Ratio
															of net
												Ratio		Ratio	investment
	Net asset	Net	Net realized						Net asset			of gross		of net	income
	value,	investment	and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	return	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Small Cap Growth Trust
Series NAV
12-31-2008	10.34	(0.02)[1]	(4.04)	(4.06)	—	(0.10)	—	(0.10)	6.18	(39.54)[2,3]		1.14	[4]	1.14	(0.23)	181	191	[13]
12-31-2007	11.54	(0.02)[1]	1.46	1.44	—	(2.64)	—	(2.64)	10.34	13.98	[2,3,5]	1.13	[4]	1.12	(0.16)	245	104
12-31-2006	10.17	(0.08)[1]	1.45	1.37	—	—	—	—	11.54	13.47	[3,6]	1.15	[4]	1.14	(0.70)	241	162
12-31-2005[11]	8.87	(0.08)[1]	1.60	1.52	—	(0.22)	—	(0.22)	10.17	17.34	[2]	1.13		1.13	(0.84)	253	140
12-31-2004[10]	8.10	— [12]	0.77	0.77	—	—	—	—	8.87	9.45	[3]	1.35	[4]	1.14	(0.71)	228	160

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share		Total Return Excluding
	from Payment from		Payment from
	Affiliate for the		Affiliate for the
Portfolio	Year Ended 12-31-2007		Year Ended 12-31-2007

Small Cap Growth Series NAV	0.00	[12]	13.98%

6.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
10.Audited by previous Independent Registered Public Accounting Firm.
11.Effective 4-29-05, shareholders of the former VST Small Cap Emerging Growth Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Growth. Additionally, the accounting and performance history of the former VST Small Cap Emerging Growth Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Growth.
12.Less than $0.01 per share.
13.Excludes merger activity.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Small Cap Index Trust
Series NAV
12-31-2008	14.20	0.17	[1]	(4.92)	(4.75)	(0.17)	(0.12)	—	(0.29)	9.16	(33.70)[2,3]		0.53	[4]	0.53		1.44		93	41
12-31-2007	16.98	0.17	[1]	(0.46)	(0.29)	(0.30)	(2.19)	—	(2.49)	14.20	(2.07)[2,3]		0.51	[4]	0.51		1.03		84	15
12-31-2006	14.90	0.17	[1]	2.43	2.60	(0.09)	(0.43)	—	(0.52)	16.98	17.64	[2,3,5]	0.52	[4]	0.52		1.07		179	27
12-31-2005[2,6]	12.77	0.09	[1]	2.04	2.13	—	—	—	—	14.90	16.68	[7]	0.53	[8]	0.53	[8]	0.92	[8]	93	29

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
6.Series NAV shares began operations on 4-29-05.
7.Not annualized.
8.Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Small Cap Value Trust
Series NAV
12-31-2008	16.18	0.16	[1]	(4.37)	(4.21)	(0.19)	(0.05)	—	(0.24)	11.73	(26.12)[2,3]		1.12	[4]	1.12	1.10	134	42
12-31-2007	20.57	0.17	[1]	(0.57)	(0.40)	(0.20)	(3.79)	—	(3.99)	16.18	(2.86)[2,3]		1.11	[4]	1.11	0.87	237	46	[5]
12-31-2006	20.94	0.13	[1]	3.40	3.53	(0.02)	(3.88)	—	(3.90)	20.57	19.32	[2,3,6]	1.11	[4]	1.11	0.67	278	49
12-31-2005[12]	19.42	0.05	[1]	1.73	1.78	(0.03)	(0.23)	—	(0.26)	20.94	9.21	[2]	1.10		1.10	0.25	265	68
12-31-2004[10]	16.56	0.19		3.99	4.18	—	(1.16)	(0.16)	(1.32)	19.42	25.45	[2,3]	1.06	[4]	1.05	1.11	247	33

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Excludes merger activity.
6.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
10.Audited by previous Independent Registered Public Accounting Firm.
12.Effective 4-29-05, shareholders of the former VST Small Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Small Cap Value Trust. Additionally, the accounting and performance history of the former VST Small Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Value Trust.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																	Ratio
																	of net
														Ratio		Ratio	investment
	Net asset	Net		Net realized							Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From			value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital		Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in		distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)		($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Total Bond Market Trust B
Series NAV
12-31-2008	9.83	0.50	[1]	0.07	0.57	(0.53)	—	—		(0.53)	9.87	5.79	[2,3]	0.54	[4]	0.26	5.07	162	68
12-31-2007	10.17	0.51	[1]	0.18	0.69	(1.03)	—	—		(1.03)	9.83	7.13	[2,3]	0.53	[4]	0.25	5.13	169	38
12-31-2006	10.13	0.50	[1]	(0.11)	0.39	(0.35)	—	—		(0.35)	10.17	4.07	[2,3]	0.53	[4]	0.25	5.01	162	53
12-31-2005[5]	10.05	0.46	[1]	(0.22)	0.24	(0.16)	—	—		(0.16)	10.13	2.39	[2,3]	0.42	[4]	0.25	4.55	182	18
12-31-2004[6]	10.13	0.46		(0.06)	0.40	(0.46)	(0.02)	—	[7]	(0.48)	10.05	4.05	[2,3]	0.27	[4]	0.25	4.56	202	18

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Effective 4-29-05, shareholders of the former VST Bond Index Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Bond Index Trust B. Additionally, the accounting and performance history of the former VST Bond Index Fund Series NAV was redesignated as that of Series NAV shares of Bond Index Trust B.
6.Audited by previous Independent Registered Public Accounting Firm.
7.Less than $0.01 per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Total Return Trust
Series NAV
12-31-2008	13.88	0.57	[1]	(0.19)	0.38	(0.68)	(0.15)	—	(0.83)	13.43	2.76	[2,3]	0.75	[4]	0.74		4.15		1,522	145	[5]
12-31-2007	13.80	0.64	[1]	0.51	1.15	(1.07)	—	—	(1.07)	13.88	8.61	[2,3]	0.76	[4,6,7]	0.76	[6,7]	4.73		1,704	196	[5]
12-31-2006	13.79	0.58	[1]	(0.09)	0.49	(0.48)	—	—	(0.48)	13.80	3.66	[2,3]	0.76	[4]	0.76		4.27		1,319	254
12-31-2005[10]	14.16	0.43	[1]	(0.08)	0.35	(0.37)	(0.35)	—	(0.72)	13.79	2.56	[2,11]	0.76	[12]	0.76	[12]	3.71	[12]	834	409	[8]

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 476% for 12-31-08 and 286% for 12-31-07. Prior years exclude the effect of TBA transactions.
6.Includes interest expense on securities sold short. Excluding interest expense the expense ratios for the period ended would have been as follows:

	Ratio of gross	Ratio of net
	expenses to average	expenses to average
	net assets	net assets
Series NAV	0.75%	0.75%

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

7.Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%.
8.Excludes merger activity.
10.Series NAV shares began operations on 2-28-05.
11.Not annualized.
12.Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Total Stock Market Index Trust
Series NAV
12-31-2008	12.98	0.17	[1]	(4.98)	(4.81)	(0.18)	(0.02)	—	(0.20)	7.97	(37.15)[2,3]		0.53	[4]	0.53		1.61		68	5
12-31-2007	13.14	0.19	[1]	0.48	0.67	(0.31)	(0.52)	—	(0.83)	12.98	5.19	[2,3]	0.52	[4]	0.51		1.37		137	11
12-31-2006	11.57	0.16	[1]	1.59	1.75	(0.12)	(0.06)	—	(0.18)	13.14	15.33	[2,3,5]	0.52	[4]	0.52		1.34		160	2
12-31-2005[8]	10.41	0.10	[1]	1.06	1.16	—	—	—	—	11.57	11.14	[6]	0.52	[7]	0.52	[7]	1.30	[7]	170	21

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
6.Not annualized.
7.Annualized.
8.Series NAV shares began operations on 4-29-05.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
U.S. Government Securities Trust
Series NAV
12-31-2008	12.79	0.38	[1]	(0.56)	(0.18)	(0.49)	—	—	(0.49)	12.12	(1.44)[2,3]		0.70	[4]	0.69		3.00		91	44
12-31-2007	13.49	0.60	[1]	(0.17)	0.43	(1.13)	—	—	(1.13)	12.79	3.25	[2,3]	0.68	[4]	0.68		4.50		102	108
12-31-2006	13.61	0.57	[1]	-- [6,7]	0.57	(0.69)	—	—	(0.69)	13.49	4.39	[2,3]	0.70	[4]	0.70		4.29		116	57
12-31-2005[8]	13.90	0.33	[1]	(0.08)	0.25	(0.28)	(0.26)	—	(0.54)	13.61	1.82	[2,9]	0.67	[10]	0.67	[10]	2.90	[10]	96	26

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
6.Less than $0.01 per share.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

7.The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
8.Series NAV shares began operations on 2-28-05.
9.Not annualized.
10.Annualized.

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the funds. For certain funds the advisory or management fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund. Aggregate Net Assets of a fund include the net assets of the fund and in most cases the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the fund. If the fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Fund	APR	Advisory Fee Breakpoint

500 Index Trust B	0.470%	— first $500 million; and
	0.460%	— excess over $500 million.

Active Bond Trust	0.600%	— at all asset levels

Blue Chip Growth Trust	0.825%	— first $1 billion; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Blue Chip Growth Fund, a series of JHF II)

Capital Appreciation Trust	0.850%	— first $300 million;
	0.800%	— next $200 million;
	0.700%	— next $500 million ; and
	0.670%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Capital Appreciation Fund, a series of JHF II)

Equity-Income Trust	0.825%	— first $1 billion; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Equity-Income Fund, a series of JHF II)

Financial Services Trust	0.850%	— first $50 million;
	0.800%	— next $450 million; and
	0.750%	— excess over $500 million.

Global Bond Trust	0.70%	— at all asset levels.

Health Sciences Trust	1.050%	— first $500 million; and
	1.000%	— excess over $500 million

High Yield Trust	0.70%	— first $500 million; and
	0.65%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the High Yield Fund, a series of JHF II)

International Equity Index Trust B	0.55%	— first $100 million; and
	0.53%	— excess over $100 million.

Fund	APR	Advisory Fee Breakpoint

Lifestyle Balanced Trust
		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
		(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHT Lifestyle Trusts and the Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.05%	— first $7.5 billion; and
	0.04%	— excess over $7.5 billion.
		(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHT Lifestyle Trusts and the five Lifestyle Funds that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.50%	— first $7.5 billion; and
	0.49%	— excess over $7.5 billion.

Mid Cap Index Trust	0.49%	— first $250 million;
	0.48%	— next $250 million; and
	0.46%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Index Fund, a series of JHF II)

Mid Cap Stock Trust	0.875%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Stock Fund, a series of JHF II)

Mid Value Trust	1.050%	— first $50 million; and
	0.950%	— excess over $50 million (Aggregate Net Assets include the net assets of the fund and the Mid Value Fund, a series of JHF II

Money Market Trust B	0.50%	— first $500 million; and
	0.47%	— excess over $500 million.

Optimized All Cap Trust	0.675%	— first $2.5 billion; and
	0.650%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the fund and the Optimized All Cap Fund, a series of JHF II)

Overseas Equity Trust	0.990%	— first $500 million; and
	0.850%	— excess over $500 million

Real Estate Securities Trust	0.70%	— at all asset levels. (Aggregate Net Assets include the net assets of the fund and the Real Estate Securities Fund, a series of JHF II)

Short-Term Bond Trust	0.600%	— first $100 million;
	0.575%	— next $150 million; and
	0.550%	— excess over $250 million

Small Cap Growth Trust	1.10%	— first $100 million; and
	1.05%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Growth Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Small Cap Index Trust	0.49%	— first $250 million;
	0.48%	— next $250 million; and
	0.46%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Index Fund, a series of JHF II)

Small Cap Value Trust	1.10%	— first $100 million; and
	1.05%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Value Fund, a series of JHF II)

Total Bond Market Trust B	0.47%	— all asset levels.

Total Return Trust		If PIMCO is the subadviser to the fund, the following fee schedule shall apply: If Relationship Net Assets* equal or exceed $3 Billion, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets **; and
	0.675%	— excess over $1billion of Total Return Net Assets **.
If Relationship Net Assets* are less than $3 Billion, the following fee schedule shall apply:
	0.700%	— all net asset** levels
If PIMCO is not the subadviser to the fund, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets **; and
	0.675%	— excess over $1billion of Total Return Net Assets **.
*The term Relationship Net Assets shall mean the aggregate net assets of all portfolios of the JHT and the JHF II that are subadvised by the Pacific Investment Management Company. These funds currently include the Total Return Trust, the Real Return Bond Trust and the Global Bond Trust, each a series of the JHT, and the Total Return Fund, the Real Return Bond Fund and the Global Bond Fund each a series of JHF II.
**The term Total Return Net Assets includes the net assets of the Total Return Trust and the Total Return Fund, a series of JHF II.

Total Stock Market Index Trust	0.49%	— first $250 million;
	0.48%	— next $250 million; and
	0.46%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Total Stock Market Index Fund, a series of JHF II)

U.S. Government Securities Trust	0.62%	— first $500 million; and
	0.55%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the U.S. Government Securities Fund, a series of JHF II)

.

FOR MORE INFORMATION

The following document is available that offers further information on JHT:

Annual/Semi-Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHT’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Trust
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

On the Internet:  www.jhlifeinsurance.com or www.jhannuities.com

Or You May View or Obtain These Documents and Other Information

About the Fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-800-SEC-0330

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-04146